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Scudder Municipal Bond Fund

Scudder Short-Term Municipal Bond Fund

Institutional and Investment Classes

Annual Report

October 31, 2002

Contents

<Click Here> Performance Summary

<Click Here> Economic Overview

<Click Here> Portfolio Management Review

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Accountants

<Click Here> Tax Information

<Click Here> Shareholder Meeting Results

<Click Here> Trustees and Officers

<Click Here> Investment Products and Services

<Click Here> Account Management Resources

Scudder Municipal Bond Fund	Nasdaq Symbol	CUSIP Number
Institutional Class	MGMBX	61735K810
Investment Class	MMBSX	61735K737
Scudder Short-Term Municipal Bond Fund
Institutional Class	MGSMX	61735K794
Investment Class	MSMSX	61735K729

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Please see the funds' prospectus for more complete information, including a complete description of the funds' investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary October 31, 2002

Scudder Municipal Bond Fund

Average Annual Total Returns*

Scudder Municipal Bond Fund	1-Year	3-Year	5-Year	10-Year
Institutional Class	5.04%	6.79%	5.19%	6.51%
Lehman Brothers 5-Year G.O. Index+	5.82%	7.01%	5.70%	5.87%

Sources: Lipper, Inc. and Deutsche Asset Management

Scudder Municipal Bond Fund	1-Year	3-Year	5-Year	Life of Class**
Investment Class	4.77%	6.53%	4.95%	4.95%
Lehman Brothers 5-Year G.O. Index+	5.82%	7.01%	5.70%	5.61%

Sources: Lipper, Inc. and Deutsche Asset Management

Net Asset Value and Distribution Information
	Institutional Class	Investment Class
Net Asset Value: 10/31/02	$ 11.20	$ 11.20
10/31/01	$ 11.18	$ 11.18
Distribution Information: Twelve Months: Income Dividends	$ .53	$ .50

Institutional Class Lipper Rankings* - Intermediate Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	56	of	132	43
3-Year	53	of	102	52
5-Year	45	of	95	46
10-Year	3	of	31	10

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper, Inc.

Growth of an Assumed $250,000 Investment*
[] Scudder Municipal Bond Fund - Institutional Class [] Lehman Brothers 5-Year G.O. Index+

Yearly periods ended October 31

Comparative Results*
Scudder Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $250,000	$262,600	$304,450	$321,900	$469,825
	Average annual total return	5.04%	6.79%	5.19%	6.51%
Lehman Brothers 5-Year G.O. Index+	Growth of $250,000	$264,550	$306,325	$329,850	$442,225
	Average annual total return	5.82%	7.01%	5.70%	5.87%

The growth of $250,000 is cumulative.

Scudder Municipal Bond Fund		1-Year	3-Year	5-Year	Life of Class**
Investment Class	Growth of $10,000	$10,477	$12,088	$12,733	$12,889
	Average annual total return	4.77%	6.53%	4.95%	4.95%
Lehman Brothers 5-Year G.O. Index+	Growth of $10,000	$10,582	$12,253	$13,194	$13,324
	Average annual total return	5.82%	7.01%	5.70%	5.61%

The growth of $10,000 is cumulative.

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
** The Fund commenced operations on December 13, 1991. Investment Class shares commenced operations on July 30, 1997. Index returns begin July 31, 1997.
+ The Lehman Brothers 5-Year General Obligation Index is an unmanaged index including over 1,900 intermediate term general obligation tax-exempt municipal bonds with an average maturity range of 4 to 6 years. The index includes tax-exempt municipal issues with a minimum par amount of $5 million.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Scudder Short-Term Municipal Bond Fund

Average Annual Total Returns*

Scudder Short-Term Municipal Bond Fund	1-Year	3-Year	5-Year	Life of Class**
Institutional Class	4.29%	5.40%	4.59%	5.25%
Lehman Brothers 1-Year G.O. Index+	3.30%	4.81%	4.51%	4.67%

Sources: Lipper, Inc. and Deutsche Asset Management

Scudder Short-Term Municipal Bond Fund	1-Year	3-Year	Life of Class***
Investment Class	3.93%	5.07%	4.38%
Lehman Brothers 1-Year G.O. Index+	3.30%	4.81%	4.44%

Sources: Lipper, Inc. and Deutsche Asset Management

Net Asset Value and Distribution Information
	Institutional Class	Investment Class
Net Asset Value: 10/31/02	$ 10.34	$ 10.33
10/31/01	$ 10.33	$ 10.32
Distribution Information: Twelve Months: Income Dividends	$ .41	$ .39

Institutional Class Lipper Rankings* - Short Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	1	of	41	3
3-Year	1	of	33	3
5-Year	1	of	26	4

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper, Inc.

Growth of an Assumed $250,000 Investment*
[] Scudder Short-Term Municipal Bond Fund - Institutional Class [] Lehman Brothers 1-Year G.O. Index+

Yearly periods ended October 31

Comparative Results*
Scudder Short-Term Municipal Bond Fund		1-Year	3-Year	5-Year	Life of Class**
Institutional Class	Growth of $250,000	$260,729	$292,750	$312,950	$369,950
	Average annual total return	4.29%	5.40%	4.59%	5.25%
Lehman Brothers 1-Year G.O. Index+	Growth of $250,000	$258,250	$287,800	$311,625	$353,525
	Average annual total return	3.30%	4.81%	4.51%	4.67%

The growth of $250,000 is cumulative.

Scudder Short-Term Municipal Bond Fund		1-Year	3-Year	Life of Class***
Investment Class	Growth of $10,000	$10,393	$11,598	$12,342
	Average annual total return	3.93%	5.07%	4.38%
Lehman Brothers 1-Year G.O. Index+	Growth of $10,000	$10,330	$11,512	$12,430
	Average annual total return	3.30%	4.81%	4.44%

The growth of $10,000 is cumulative.

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
** The Fund commenced operations on March 6, 1995. Index returns begin March 31, 1995.
*** Investment Class shares commenced operations on December 3, 1997. Index returns begin November 30, 1997.
+ The Lehman Brothers 1-Year General Obligation Index is an unmanaged index including bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have a maturity of one to two years, are backed by the full faith and credit of an issuer with taxing power, and have been issued after December 31, 1990.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Economic Overview

Dear Shareholder:

In recent months, signals about the United States economic recovery have been mixed. While gross domestic product (GDP) has been growing at a rate of about 3 percent since late 2001, the nation's unemployment rate climbed to 6 percent in November, the highest level since April. During the late summer and early fall months, consumers spent less money than they did in the earlier part of the year. Companies, fearful that consumers would not buy their products and that they would be left with vast inventories of goods they could not sell (and were costly to store), slowed their manufacturing. Since companies weren't manufacturing as many products, they needed fewer employees - and thus hired fewer workers.

The good news is that we believe this slowdown is the temporary result of corporate financial scandals and political uncertainty, and the recovery will ultimately continue.

Several things are helping to keep the economy on track. First and perhaps foremost, the government has lowered interest rates to keep the economy from slowing down too much. Throughout the year, the Federal Reserve Board has said that it believes interest rates are low enough to encourage an economic recovery. It promised, however, to look out for signs of a slowdown and to cut rates again if necessary. The Fed saw the same signs of slowing that we did, and on November 6, cut 50 basis points (one-half percentage point). We believe the Fed will cut more if necessary, and will not begin to raise rates until well into 2003, after the economic recovery becomes stronger.

Another factor keeping the economy on track is a robust housing sector. Because interest rates have been low, people have been buying more homes. The Commerce Department said new home sales rose 6.4 percent in November - the largest monthly percentage jump since December 2000. And when people buy homes - as when they buy any other products - the economy is stimulated.

How will the slowdown and ultimate recovery affect the fixed-income markets? Interest rates and bond prices tend to move in opposite directions. So as interest rates have fallen, bond prices have risen. But when the recovery eventually strengthens and the Fed raises interest rates, bond prices will likely fall again. But we don't expect them to fall too drastically, because we don't expect interest rates to increase too drastically.

Economic Guideposts Data as of 10/31/02
[] 2 years ago [] 1 year ago [] 6 months ago [] Now
	Inflation Rate (a)	US Unemployment Rate (b)	Federal Funds Rate (c)	Industrial Production (d)	Growth Rate of Personal Income (e)
(a) The year-over-year percentage change in US consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
Source: Deutsche Asset Management

How will the slowdown and ultimate recovery affect the equity markets? Stock prices catapulted to what we believe were unjustified levels in the late 1990s. Stocks still aren't cheap, especially given the recent rally. But prices have now returned to more reasonable levels. While we don't expect stock prices to fall drastically, we don't expect them to come anywhere close to what we saw during the 1980s and 1990s.

The situation is similar abroad. Economic activity remains sluggish, with Japan and much of Europe struggling. But, as in the United States, we expect activity to improve gradually next year.

Deutsche Investment Management Americas Inc.

The sources, opinions and forecasts expressed are those of the economic advisors of Deutsche Investment Management Americas Inc. as of November 11, 2002, and may not actually come to pass.

Portfolio Management Review

Scudder Municipal Income Funds: A Team Approach to Investing

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the Scudder Municipal Bond Fund and the Scudder Short-Term Municipal Bond Fund. DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

David Baldt

CFA, Managing Director of Deutsche Asset Management and Lead Portfolio Manager of the funds.

• Joined Deutsche Asset Management in 1989.

• Chief investment officer of the Fixed Income Fund Group.

Susan Beck

Vice President of Deutsche Asset Management and Co-Manager of the funds.

• Joined Deutsche Asset Management in 1989.

• Fixed income research analyst.

Ted Manges

Vice President of Deutsche Asset Management and Co-Manager of the funds.

• Joined Deutsche Asset Management in 1999.

• Prior to that, Manager of Trading and Sales, Commerce Capital Markets, from 1995 to 1999.

• Analyst specializing in tax-exempt municipal bonds.

Daniel Scholl

Vice President of Deutsche Asset Management and Co-Manager of the funds.

• Joined Deutsche Asset Management in 1998.

• Prior to that, Special Assistant for Economic Development to Governor Tom Carper in Delaware, from 1996 to 1998.

• Prior to that, Executive Assistant to Delaware's Secretary of Finance, from 1992 to 1996.

• Analyst specializing in tax exempt municipal bonds.

• MGA, University of Pennsylvania.

Effective August 19, 2002, Deutsche Asset Management changed the names of Deutsche Municipal Bond Fund and Deutsche Short-Term Municipal Bond Fund to Scudder Municipal Bond Fund and Scudder Short-Term Municipal Bond Fund, respectively, as part of its new business model, bringing together the Deutsche Asset Management and Scudder families of funds under one unified Scudder Investments brand. This change does not affect the value of your investments or the way the funds are managed.

In the following interview, Philadelphia-based Portfolio Managers David Baldt, Ted Manges, Daniel Scholl and Susan Beck discuss the two Scudder municipal bond funds' strategy and the market environment during the 12-month period ended October 31, 2002, and offer an outlook for the months ahead.

Q: How did Scudder Municipal Bond Fund perform in the fiscal year ended October 31, 2002?

A: Scudder Municipal Bond Fund Institutional Class slightly underperformed its benchmark but outperformed its Lipper category average for the 12 months ended October 31, 2002. The fund produced an annual return of 5.04 percent, compared with 5.82 percent for the Lehman 5-Year General Obligation Index1 and 4.83 percent for the Lipper Intermediate Municipal Debt Funds Average.2

1 The Lehman 5-Year General Obligation Index is an unmanaged index including more than 1,900 intermediate term general obligation tax-exempt municipal bonds with an average maturity range of four to six years. The index includes tax-exempt municipal issues with a minimum par amount of $5 million.
2 The Lipper Intermediate Municipal Debt Funds category includes funds that invest in municipal debt issues with dollar-weighted maturities of five to 10 years.

We are pleased to announce that Morningstar® continued to recognize the fund for its strong investment performance.3 As of October 31, 2002, Municipal Bond Fund Institutional Class received a high Overall Morningstar Rating™ based on its risk-adjusted performance. It was rated five stars out of 131 US-domiciled funds in the Municipal National Intermediate category.

3 Past performance is not indicative of future results. Source: Morningstar, Inc. The Scudder Municipal Bond Fund Institutional Class was rated 4 stars for the 3-year, 4 stars for the 5-year and 5 stars for the 10-year periods ending 10/31/02. For these time periods, there were 131, 117 and 40 US-domiciled funds, respectively, in the Municipal National Intermediate category. There were 131 funds in this category for the Overall Rating period. Ratings are for Class Institutional shares; other share classes may vary. Scudder Short-Term Municipal Bond Fund Institutional Class was rated 4 stars for the 3-year and 4 stars for the 5-year periods ending 10/31/02. For these time periods, there were 94 and 84 US-domiciled funds, respectively, in the Municipal Short-Term category. There were 94 funds in this category for the Overall Rating period. Ratings are for Class Institutional shares; other share classes may vary. ©2002 Morningstar, Inc. All rights reserved. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this rating. For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10 percent of funds in a category receive 5 stars, the next 22.5 percent receive 4 stars, the next 35 percent receive 3 stars, the next 22.5 percent receive 2 stars and the bottom 10 percent receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating™ for a fund is derived from a weighted average of the performance figures associated with its applicable 3-, 5- and 10-year Morningstar Rating metrics.

Given our investment objective of generating a high level of income exempt from regular federal income tax, consistent with preservation of capital, we are proud to report that the fund's Institutional Class share's average SEC 30-day yield of 3.75 percent as of October 31, 2002 was 83 basis points, or 0.83 percentage point, higher than the SEC 30-day yield of 2.92 percent for the average fund in the Lipper Intermediate Municipal Debt Funds category. (The fund's nonsubsidized SEC 30-day yield as of October 31, 2002 was 3.74 percent. Nonsubsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.)

Q: How did Scudder Short-Term Municipal Bond Fund perform for the fiscal year?

A: Scudder Short-Term Municipal Bond Fund Institutional Class significantly outperformed both its benchmark and its Lipper category average for the 12 months ended October 31, 2002. The fund produced an annual return of 4.29 percent, compared with 3.30 percent for the Lehman 1-Year General Obligation Municipal Bond Index4 and 2.87 percent for the Lipper Short Municipal Debt Funds average.5 The Scudder Short-Term Municipal Bond Fund Institutional Class also received a high Overall Morningstar Rating™ based on its risk-adjusted performance as of October 31, 2002.3 It was rated four stars out of 94 US-domiciled funds in the Municipal Short category.

Given our investment objective of generating a high level of income exempt from regular federal income tax, consistent with preservation of capital, we are proud to report that the fund's Institutional Class shares' average SEC 30-day yield of 3.76 percent as of October 31, 2002 was 167 basis points, or 1.67 percentage points higher than the SEC 30-day yield of 2.09 percent for the average fund in the Lipper Short Municipal Debt Funds category. (The fund's nonsubsidized SEC 30-day yield as of October 31, 2002 was 3.73 percent. Nonsubsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.)

4 The Lehman 1-Year General Obligation Index is an unmanaged index including bonds that have a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have a maturity of one to two years, are backed by the full faith and credit of an issuer with taxing power, and have been issued after December 31, 1990.
5 The Lipper Short Municipal Debt Funds category includes funds that invest in municipal debt issues with dollar-weighted average maturities of one to five years.

Q: Will you provide us with examples of your investment strategies in both funds?

A: Since the Scudder Municipal Bond Fund's inception in December 1991, we have sought to provide shareholders with a high level of federally tax-exempt income consistent with the preservation of capital, without investing exclusively in long-term bonds. In pursuit of this goal, we focused during the annual period on purchasing issues with intermediate maturities and early retirement features, such as sinking funds6 and prepayment bond calls. Duration was held relatively constant during the 12 months in line with our intermediate strategy. We also focused during the annual period on the purchase of government-backed bonds, that is, prerefunded,7 escrowed-to-maturity,8 and federal agency-backed issues, as these high-quality issues offered attractive yields.

Scudder Short-Term Municipal Bond Fund is a diversified portfolio of federally tax-exempt municipal securities with a dollar weighted effective average maturity of no longer than three years. This very short duration is intended to provide investors with an attractive investment alternative to lower-yielding tax-free money market funds. We seek to achieve relative stability of principal in the fund by investing in bonds with short-term maturities and anticipated early redemptions. During the annual period, we continued to add value through individual security selection of attractively priced bonds. We continued to believe that bonds with sinking-fund retirements and mortgage prepayment calls offered attractive investment opportunities, and we maintained our investments in these securities.

6 A sinking fund is made up of money that is put aside and held in a separate account to retire portions of bond issues as different times.
7 An outstanding higher coupon bond whose interest is no longer paid by the issuer but is paid by a Treasury security.
8 When issuers want to refund non-callable bonds they are escrowed to maturity or money that has been put aside and held in a separate account is used to pay all of the bond's future interest and principal payments. The payments are assured and do not come from the issuer any longer.

Q: Was the overall municipal bond market environment supportive of the funds' performance?

A: The municipal bond market generally performed well during the fiscal year, as a neutral Federal Reserve Board, a volatile equity market and an impending military action in Iraq sent investors to the relative safety of fixed-income assets. The Federal Reserve Board continued its neutral posture toward further interest rate changes after aggressively cutting rates 11 times in 2001. The release of revised earnings estimates against the backdrop of dubious corporate accounting practices by investment-grade corporations continued to erode investor confidence in the equity markets. So, too, did the fact that, at the end of September 2002, there were 139 companies on the S&P 500 index that were either on negative credit watch or on negative outlook by the rating agencies. The US and global economies continued to limp along, suffering from excess capacity and weighed upon by geopolitical risks. As a result, investors favored high-quality fixed-income securities, and thus yields across the yield curves declined.

During the annual period, municipal bond yields also fell. The yield on a two-year AAA general obligation municipal bond, as measured by the Bloomberg national municipal scale, fell from 2.33 percent to 1.96 percent, or 37 basis points. The yield on a 30-year AAA general obligation municipal bond, as measured by the same scale, fell from 4.88 percent to 4.80 percent, or 8 basis points.

Q: What was the supply/demand and credit quality picture in the municipal bond market?

A: Retail demand for municipal paper continued to be strong, as investors wary of the stock market and increasingly unhappy with low cash-equivalent yields turned to municipals. Lower yields in the short-term end of the municipal yield curve led investors to favor intermediate- and longer-term municipal securities. In fact, individual ownership of municipal bonds in 2002 year-to-date reached its highest level since 1992 - the beginning of the stock market boom. That level is expected to reach new heights, as retail investors are currently sitting on trillions of dollars in low-yielding money market and cash-equivalent instruments and may soon be looking for investment alternatives.

Institutional buyers, such as property and casualty insurers, were also heavy participants in the municipal market, as municipal yields relative to US Treasury yields remained at historically high levels. Supply was close to 20 percent over prior-year levels, as municipalities took advantage of lower interest rates to refund older debt. However, the increase was not enough to handle the demand, further buoying the municipal bond market.

As for credit quality, municipalities across the country experienced difficult times during the annual period in the face of declining revenue sources and an increase in their "fixed" costs, such as Medicaid, education and prisons. Medicaid in many states has reached close to 20 percent of overall state spending. Additionally, courts have increasingly required states to increase their share of school funding to address disparities in the taxing power across school districts. As a result, 46 states are now experiencing budget shortfalls, estimated to total $58 billion in fiscal year 2002, according to the National Association of State Budget Officers.

Q: What is your outlook for the municipal bond markets, and how will this outlook affect the way you manage the portfolios?

A: State and local governments continue to be faced with declining revenue sources and will likely have to cut additional expenditures, raise further revenues or issue more debt to meet their needs. Based on our focus on high-quality bonds in both Scudder Municipal Bond Fund and Scudder Short-Term Municipal Bond Fund, we believe our portfolios are well-positioned for the uncertainty that lies ahead in the municipal bond markets. We continue to find significant value in US government-backed and federal agency-backed municipal bonds as well as municipal bonds issued with enhanced credit features, such as a bank letter of credit or insurance by a third party. The moderate increase in supply, however, has made it even more challenging to find these undervalued, high-quality issues. At the same time, we believe municipal bonds remain historically attractive relative to other fixed income asset classes.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Investment Portfolio as of October 31, 2002

Scudder Municipal Bond Fund	Principal Amount ($)	Value ($)

Municipal Investments 96.9%
Alabama 1.5%
Alabama Housing Finance Authority, Multi-Family Mortgage,The Club Apartments, RB, Series I, AMT, 5.65%, 6/1/2008	1,875,000	1,878,431
Birmingham, Alabama, Special Care Facilities Financing Authority, Methodist Home for Aging, RB, LOC, 5.0%, 3/1/2014	3,560,000	3,714,860
Birmingham, Alabama, Industrial Development Board, Industrial Revenue Development, American Metal Products, RB, AMT, LOC: 4.5%, 4/1/2004	30,000	30,556
5.0%, 4/1/2009	95,000	98,206
5.5%, 4/1/2014	120,000	121,741
5.75%, 4/1/2019	225,000	226,546
Birmingham, Alabama, Medical Clinic Board, Baptist Medical Centers, RB, ETM, 8.25%, 7/1/2005	100,000	107,133
Lauderdale & Florence Counties, Alabama, Public Hospital, RB, ETM, 7.0%, 7/1/2007	185,000	205,827
West Jefferson, Alabama, Amusement & Public Park Authority, Visionland Alabama Project, RB, Prerefunded @ 102, 7.5%, 12/1/2008 (e)	700,000	786,842
		7,170,142
Alaska 0.2%
Alaska Housing Finance Corp., RB, MBIA, 6.0%, 12/1/2015	910,000	959,941
American Samoa 0.3%
Territory of American Samoa, GO, ACA: 5.75%, 9/1/2005	495,000	534,669
6.0%, 9/1/2007	700,000	775,516
		1,310,185
Arizona 0.6%
Arizona Health Facilities, Authority Hospital System Revenue Refunding, RB, ETM, MBIA, 6.25%, 9/1/2011	280,000	293,446
Maricopa County, Arizona, Industrial Development Authority, Pines at Camelback Apartments Project, RB, Series A, RADIAN: 4.9%, 5/1/2006	145,000	153,693
5.0%, 5/1/2007	125,000	132,942
5.3%, 5/1/2013	310,000	323,832
Maricopa County, Arizona, Samaritan Health Service, RB, ETM, 6.75%, 1/1/2004	105,000	107,498
Pinal County, Arizona, Community College, RB, AMBAC, 4.75%, 7/1/2009	280,000	303,747
Yuma, Arizona, Industrial Development Authority, Multi-Family Mortgage, Regency Apartments, RB, Series A, GNMA, 5.4%, 12/20/2017	1,425,000	1,445,306
		2,760,464
Arkansas 0.7%
Drew County, Arkansas, Public Facilities Board, Single Family Mortgage, RB, Series A-2, FNMA, 7.9%, 8/1/2011	100,867	104,031
Fayetteville, Arkansas, Public Facilities Board, Single Family Mortgage, RB, 7.25%, 4/1/2011	180,000	182,948
Jefferson County, Arkansas, Health Care Facility,1978 Conventional Series, RB, ETM, FSA, 7.4%, 12/1/2010	125,000	148,751
Lonoke County, Arkansas, Residential Housing, RB, Series B, 7.375%, 4/1/2011	43,838	45,578
Mississippi County, Arkansas, Public Facilities Board, RB, Series 1, 7.2%, 7/15/2010	200,000	206,830
North Little Rock, Arkansas, Residential Housing Facilities, Capital Appreciation, RB, 0.0%, 12/1/2010 (b)	1,019,000	574,359
Rogers County, Arkansas, Sales & Use Tax Redevelopment, RB, 5.35%, 11/1/2011	1,735,000	1,755,386
Stuttgart, Arkansas, Public Facilities Board, Single Family Mortgage, RB, Series B, 7.75%, 9/1/2011	80,719	82,519
		3,100,402
California 4.7%
Abag, California, Finance Authority for Nonprofit Corporations, American Baptist Homes, COP, Series A, 5.5%, 10/1/2007	300,000	301,458
Abag, California, Finance Authority for Nonprofit Corporations, RB, Series B, Mandatory Put @ 100, 6.25%, 8/15/2008 (c)	2,000,000	2,145,820
California Statewide Community Housing Development, Cudahy Gardens Project, RB, Series I, AMT, LOC, 5.1%, 10/1/2012	790,000	802,877
California Statewide Community Housing Development, Cudahy Gardens Project, RB, Series I, Mandatory Put @ 100, AMT, LOC, 5.6%, 4/1/2016 (c)	925,000	943,768
California Statewide Community Housing Development, RB, Series A, GNMA, 7.0%, 4/20/2036	5,280,000	6,094,439
California Statewide Community Housing Development, Riverside Gardens Project, RB, Series J, AMT, LOC, 5.1%, 10/1/2012	695,000	706,329
Contra Costa County, California, Multi-Family Housing, Bollinger Crest Apartments, RB, Series C, AMT, FNMA, 4.85%, 5/1/2011	355,000	370,400
Delta County, California, California Home Mortgage Finance, Pacific Mortgage Backed Securities, RB, Series A, AMT, MBIA/GNMA, 6.7%, 6/1/2024	295,000	321,296
Emeryville, California, Redevelopment Agency, Residential Mortgage, RB, ETM, 7.5%, 9/1/2011	135,000	158,383
Fresno, California, Multi-Family Housing Authority, Central Valley Coalition Projects, RB, Series A, AMT, FNMA, 5.15%, 8/1/2007	190,000	193,912
Fresno, California, Multi-Family Housing Authority, Central Valley Coalition Projects, RB, Series B, AMT, FNMA, 5.15%, 8/1/2007	90,000	91,853
Fresno, California, Multi-Family Housing Authority, Woodlands Apartments Projects, RB, Series A, GNMA, 6.65%, 5/20/2008	375,000	401,666
Los Angeles, California, Community Redevelopment Agency, Angelus Plaza Project, RB, Series A, FNMA, 7.4%, 6/15/2010	2,315,000	2,570,136
Los Angeles, California, Community Redevelopment Authority, Monterey Hills Project, RB, Series B, 8.65%, 12/1/2022	60,000	61,681
Los Angeles, California, Multi-Family Housing, Earthquake Rehabilitation, RB, Series A, AMT, FNMA, 5.7%, 12/1/2027	880,000	959,059
Los Angeles, California, Multi-Family Housing, Earthquake Rehabilitation, RB, Series B, Mandatory Put @ 100, AMT, FNMA, 5.85%, 12/1/2007 (c)	2,935,000	3,150,253
Sacramento County, California, Multi-Family Housing Revenue, Fairways II Apartments, RB, Mandatory Put @ 100, FNMA, 5.35%, 8/1/2005 (c)	230,000	235,003
Sacramento, California, Municipal Utility District, RB, Series M, ETM, 8.75%, 4/1/2003	55,000	56,477
Turlock, California, Public Financing Authority Revenue, RB, 5.25%, 9/1/2015	35,000	35,442
Vista, California, Multi-Family Housing, Pepperwood Apartments Project, RB, Series A, Mandatory Put @ 100, FNMA, 5.7%, 6/1/2005 (c)	2,270,000	2,351,221
		21,951,473
Colorado 2.5%
Arvada, Colorado, Industrial Development Authority, Wanco Inc. Project, RB, AMT, LOC: 5.6%, 12/1/2012	245,000	251,715
5.8%, 12/1/2017	355,000	360,904
Aurora, Colorado, Centretech Metropolitan District, GO, Series C, Mandatory Put @ 100, LOC, 4.875%, 12/1/2008 (c)	1,280,000	1,351,514
Aurora, Colorado, Single Family Mortgage Revenue, RB, Series A, 7.3%, 5/1/2010	115,000	115,400
Boulder County, Colorado, Community Hospital Project, RB, ETM, 7.0%, 7/1/2009	140,000	160,642
Colorado, Core City, Series A, GO, 5.75%, 12/15/2019	2,200,000	2,343,110
Colorado Health Facilities Revenue Authority, Weld County General Hospital Project, RB, ETM, 9.375%, 7/1/2009	160,000	197,736
Colorado Housing Finance Authority, Multi-Family Insured Mortgage, RB, AMT, Series C-3, 4.45%, 10/1/2011	500,000	500,000
Colorado Housing Finance Authority, Multi-Family Insured Mortgage, RB, Series C-3, FHA, 5.7%, 10/1/2021	1,455,000	1,455,655
Colorado Housing Finance Authority, Single Family Program, RB, AMT, 5.75%, 11/1/2004	5,000	5,026
Colorado Housing Finance Authority, Single Family Program, RB, Series A, 4.75%, 11/1/2005	55,000	58,391
Colorado Housing Finance Authority, Single Family Program, RB, Series A-3, 6.5%, 5/1/2016	430,000	454,420
Colorado Housing Finance Authority, Single Family Program, RB, Series B-2, AMT, 6.4%, 11/1/2024	475,000	513,109
Colorado Housing Finance Authority, Single Family Program, RB, Series B-3, 6.55%, 5/1/2025	610,000	641,415
Colorado Housing Finance Authority, Single Family Program, RB, Series D-1, AMT, 5.0%, 5/1/2005	40,000	40,121
Colorado Housing Finance Authority, Single Family Program, RB, Series D-3, 5.2%, 12/1/2005	725,000	767,122
Denver City & County, Colorado, Single Family Mortgage Revenue Home, Metro Mayors Caucus, RB, GNMA/FNMA/FHLMC, 5.0%, 11/1/2015	90,000	92,147
Denver, Colorado, Multi-Family Housing Revenue, RB, GNMA, 5.25%, 12/20/2022	500,000	504,105
Denver, Colorado, Multi-Family Mortgage, Buerger Brothers Project, RB, Series A, AMT, FHA, 5.1%, 11/1/2007	155,000	163,201
Denver, Colorado, Multi-Family Mortgage, Garden Court Community, RB, FHA, 4.7%, 7/1/2008	270,000	285,304
Westminster, Colorado, Multi-Family Housing, Semper Village Apartments, RB, Mandatory Put @ 100, AXA, 5.35%, 9/1/2006 (c)	1,670,000	1,716,459
Westminster, Colorado, Multi-Family Revenue Refunding, Housing, Oasis Wexford Apartments, RB, Mandatory Put @ 100, FNMA, 5.35%, 12/1/2005 (c)	275,000	289,900
		12,267,396
Connecticut 1.1%
Stamford, Connecticut, Housing Authority Multi-Family Revenue Refunding, Fairfield Apartments, RB, Mandatory Put @ 100, AMT, 4.75%, 12/1/2008 (c)	3,290,000	3,242,097
Waterbury, Connecticut, Housing Mortgage Authority, RB, Series A, AMBAC/FHA, 4.85%, 7/1/2009	890,000	890,659
Waterbury, Connecticut, Housing Mortgage Authority, RB, Series C, AMBAC/FHA, 4.85%, 7/1/2009	990,000	990,733
		5,123,489
Delaware 0.4%
Delaware Economic Development Authority, Wilmington Friends School Project: 6.3%, 7/1/2003	60,000	59,763
6.3%, 7/1/2004	65,000	64,370
6.3%, 7/1/2005	70,000	68,788
6.3%, 7/1/2006	75,000	72,970
6.3%, 7/1/2007	80,000	77,154
6.3%, 7/1/2008	85,000	81,110
6.3%, 7/1/2009	90,000	84,906
6.3%, 7/1/2010	95,000	88,757
6.3%, 7/1/2011	100,000	92,093
6.3%, 7/1/2012	110,000	99,982
6.3%, 7/1/2013	115,000	103,123
Delaware Housing Authority, Residential Mortgage, RB, Series A, 8.75%, 6/1/2017	625,000	627,625
Delaware Economic Development Authority RB, Peninsula United, Series A, 6.0%, 5/1/2009	35,000	36,430
Wilmington, Delaware, Park Authority, RB, Series B, ETM, 7.15%, 8/1/2006	185,000	191,764
		1,748,835
District of Columbia 0.1%
District of Columbia Housing Finance Agency, Mayfair Mansions Apartments, RB, AMT, FHA, 5.0%, 2/1/2008	495,000	520,849
Florida 2.9%
Brevard County, Florida, Health Facility Revenue Authority, Courtenay Springs Village, RB, ETM, 7.375%, 11/15/2004	365,000	385,082
Broward County, Florida, Water & Sewer Utility Revenue, RB, Prerefunded @ 100, 6.875%, 9/1/2008 (e)	215,000	242,133
Dade County, Florida, Aviation Revenue, RB, Series E, AMBAC, 5.4%, 10/1/2007	50,000	55,135
Dade County, Florida, Government Leasing Corp., COP, Series B, 8.5%, 4/1/2007	45,000	45,543
Dade County, Florida, Government Leasing Corp., COP, Series C, 9.0%, 4/1/2020	250,000	257,498
Dade County, Florida, Housing Finance Authority, Multi-Family Mortgage, Midway Point Phase I, RB, Series A, Mandatory Put @ 100, AMT, FNMA, 5.9%, 6/1/2006 (c)	790,000	832,431
Dade County, Florida, Housing Finance Authority, Single Family Mortgage Revenue, RB, Series B-1, AMT, FNMA/GNMA, 6.1%, 4/1/2027	2,579,980	2,770,460
Daytona Beach, Florida, Water & Sewer Revenue, RB, Series 1978, ETM, 6.75%, 11/15/2007	360,000	413,496
FHA Insured Trust, Florida, Series 1996-1, Class A-2, Private Placement: 6.75%, 2/1/2013	606,877	619,015
7.0%, 7/1/2022	1,383,380	1,411,048
Gainesville, Florida, Utility Systems Revenue, RB, ETM, 6.3%, 10/1/2006	165,000	178,929
Hillsborough County, Florida, RB, MBIA, 0.0%, 6/1/2012 (b)	1,215,000	712,585
Hillsborough County, Florida, Series B, RB, AMBAC, 5.125%, 10/1/2017	1,250,000	1,294,137
Jacksonville, Florida, Health Facilities Authority, Saint Vincent Medical Center Inc., RB, ETM, 9.125%, 1/1/2003	160,000	161,971
Jacksonville, Florida, Health Facilities Authority, Saint Catherine Laboure Manor Inc., RB, ETM, 9.125%, 1/1/2003	50,000	50,616
Miami Beach, Florida, Housing Authority, Section 8, RB, HUD, 6.625%, 1/15/2009	900,000	935,343
Miami, Florida, Fernando Apartments: 9.75%, 10/1/2011	580,619	582,710
5.9%, 6/1/2025	1,295,000	1,385,728
Miami-Dade County, Florida, Housing Finance Authority, RB, Series A, AMT, FNMA/GNMA, 8.75%, 10/1/2009	835,000	1,007,561
Orange County, Florida, Health Facilities Authority Revenue, Advanced Health Systems, RB, ETM, 5.5%, 3/1/2017	185,000	204,902
		13,546,323
Georgia 2.9%
Athens, Georgia, Water & Sewer Revenue, RB, ETM, 6.2%, 7/1/2008	800,000	922,056
Atlanta, Georgia, Urban Residential Financial Authority, Multi-Family Revenue, COP, Mandatory Put @ 100, LOC, 4.0%, 10/1/2006 (c)	610,000	619,729
Augusta, Georgia, Housing Rehabilitation, Multi-Family Housing, Bon Air, RB, Series C, HUD, 7.0%, 9/1/2005	485,000	494,128
Carrollton, Georgia, Housing Authority Mortgage Revenue, Carrollton Village Apts., RB, GNMA, 6.4%, 3/20/2043	1,940,000	2,155,301
Clayton County, Georgia, Multi-Family Housing Authority, Pointe South Apartments Projects, RB, AMT, FNMA, 5.75%, 1/1/2013	100,000	104,085
Fulton County, Georgia, Housing Authority, Single Family Mortgage, RB, Series A, AMT, GNMA, 6.2%, 3/1/2013	140,000	142,003
Gwinnett County, Georgia, Multi-Family Housing Authority, Singleton-Oxford Association, Series A, RB, Mandatory Put @ 100, FNMA, 5.5%, 4/1/2006 (c)	955,000	1,001,642
Marietta, Georgia, Housing Authority Multi-Family Revenue, Wood Glen, Gables Realty LP, RB, Mandatory Put @ 100, FNMA, 4.75% 7/1/2004 (c)	4,000,000	4,003,560
Marietta, Georgia, Housing Authority, Multi-Family Housing, Ridge Point Apartments Project, RB, Series A, Mandatory Put @ 100, FNMA, 5.7%, 6/1/2005 (c)	1,985,000	2,053,066
Savannah, Georgia, Economic Development Authority Revenue, College of Art & Design, RB: 6.2%, 10/1/2009	1,070,000	1,156,317
6.5%, 10/1/2013	800,000	865,120
St. Marys, Georgia, Housing Authority, Multi-Family Mortgage, Cumberland Oaks Apartments, RB, Series A, FHA, 7.25%, 9/1/2005	200,000	200,260
St. Marys, Georgia, Housing Authority, Multi-Family Mortgage, Pines Apartments, RB, Series C, FHA, 7.25%, 10/1/2005	85,000	85,111
		13,802,378
Hawaii 1.2%
Hawaii Housing & Community Development, Multi-Family Revenue, Sunset Villas, RB, GNMA: 5.7%, 7/20/2031	1,090,000	1,135,638
5.75%, 1/20/2036	2,395,000	2,503,398
Hawaii Housing Finance & Development Corp., Single Family Mortgage, Series A, RB, AMT, FNMA, 5.2%, 7/1/2012	1,920,000	1,993,594
Honolulu, Hawaii, Housing Authority, Multi-Family Mortgage, Waipahu Towers Project, RB, Series A, AMT, GNMA, 6.9%, 6/20/2005	120,000	126,631
		5,759,261
Idaho 1.5%
Bingham County, Idaho, Industrial Development Co., Supreme Potatoes Inc. Project, RB, AMT, LOC: 4.95%, 11/1/2003	240,000	245,906
5.05%, 11/1/2004	260,000	271,835
5.15%, 11/1/2005	265,000	275,876
5.2%, 11/1/2006	290,000	299,988
5.3%, 11/1/2007	305,000	313,098
5.4%, 11/1/2008	325,000	332,722
5.5%, 11/1/2009	355,000	362,945
5.6%, 11/1/2010	80,000	81,665
5.7%, 11/1/2011	85,000	86,719
5.8%, 11/1/2012	90,000	91,851
Idaho Housing & Finance Association, RB, Series A, Class III, AMT, 5.55%, 7/1/2020	2,560,000	2,616,960
Idaho Housing & Finance Association, RB, Series E-2, 5.9%, 1/1/2015	700,000	745,934
Idaho Housing & Finance Association, Single Family Mortgage, RB, Series B, AMT, 5.65%, 7/1/2009	210,000	212,814
Idaho Housing Agency, Single Family Mortgage, RB, Series C-1, 7.65%, 7/1/2010	65,000	65,084
Idaho Housing & Finance Association, Single Family Mortgage, RB, Series C-2, AMT, 5.25%, 7/1/2011	180,000	186,403
Idaho Housing Agency, Single Family Mortgage, RB, Series F, AMT, 5.8%, 7/1/2007	330,000	339,847
Idaho Housing & Finance Association, Single Family Mortgage, RB, Series F-2, AMT, 5.1%, 7/1/2012	415,000	426,977
		6,956,624
Illinois 7.2%
Alton, Illinois, Hospital Facility, Alton Memorial Hospital Project, RB, ETM, 7.0%, 7/1/2005	215,000	232,482
Bedford Park, Illinois, Water Revenue, RB, Series B, AMT, ACA, 6.0%, 12/15/2008	1,325,000	1,437,625
Belleville, St. Clair County, Illinois, Single Family Mortgage Revenue, RB, ETM, 7.25%, 11/1/2009	30,000	35,028
Chicago, Illinois, Multi-Family Mortgage, Bryn Mawr/Belle Project, RB, AMT, GNMA: 4.95%, 6/1/2005	140,000	147,009
5.25%, 6/1/2008	135,000	143,768
5.35%, 6/1/2009	135,000	143,413
5.45%, 6/1/2010	145,000	151,357
5.5%, 6/1/2011	140,000	146,121
5.55%, 6/1/2012	145,000	150,095
Davis Junction, Illinois, Solid Waste Improvements, GO, Series B, LOC: 5.5%, 4/15/2010	825,000	888,649
5.875%, 4/15/2016	60,000	63,208
Des Plaines, Illinois, Hospital Facility, Holy Family Hospital, RB, ETM, 7.0%, 1/1/2007	145,000	159,136
Des Plaines, Illinois, Hospital Facility, Holy Family Hospital, RB, ETM, FGIC, 7.0%, 1/1/2007	110,000	119,950
Des Plaines, Illinois, Hospital Facility, Holy Family Hospital, RB, ETM, MBIA, 7.0%, 1/1/2007	115,000	125,402
Du Page County, Illinois, Special Services Area No. 11, 6.75%, 1/1/2014	990,000	1,104,414
Du Page County, Illinois, Special Services Area No. 26, Bruce Lake Subdivision, GO:
2.25%, 1/1/2007	45,000	47,296
5.0%, 1/1/2013	65,000	65,423
5.15%, 1/1/2014	65,000	65,449
5.25%, 1/1/2004	10,000	10,290
5.25%, 1/1/2005	40,000	41,770
5.25%, 1/1/2006	45,000	47,188
5.25%, 1/1/2008	50,000	52,484
5.25%, 1/1/2009	50,000	52,298
5.25%, 1/1/2010	55,000	57,261
5.25%, 1/1/2016	150,000	149,988
5.375%, 7/1/2003	60,000	62,737
5.5%, 1/1/2012	35,000	36,824
5.5%, 1/1/2019	255,000	253,899
5.75%, 1/1/2022	300,000	296,202
Fairfield, Illinois, Economic Development Authority, Wayne County Center Project, RB, 6.0%, 12/15/2005	290,000	308,476
Granite City, Illinois, Hospital Facilities Revenue, RB, ETM, 7.0%, 1/1/2008	160,000	179,160
Grayslake, Illinois, Multi-Family Housing, Country Squire Apartments Project, RB, Series A, FHA, 6.0%, 6/1/2005	405,000	415,571
Greater Peoria, Illinois, Airport Authority, GO, AMT, 6.5%, 12/1/2005	95,000	102,524
Illinois Development Finance Authority, Catholic Health, RB, Series A, Connie Lee Insured, 5.15%, 2/15/2006	765,000	821,755
Illinois Development Finance Authority, Community Rehabilitation Providers, RB, Series A: 5.375%, 7/1/2009	640,000	640,128
5.6%, 7/1/2019	1,915,000	1,779,571
Illinois Development Finance Authority, Debt Restructure East Saint Louis, GO, 6.875%, 11/15/2005	400,000	428,504
Illinois Development Finance Authority, Fund for Child Project, RB, Series A, 7.4%, 9/1/2004	615,000	628,284
Illinois Development Finance Authority, Section 8, RB, Series A, FHA/MBIA, 5.2%, 7/1/2008	65,000	68,952
Illinois Educational Facilities, Authority Revenue Refunding, Augustana College, RB: 4.6%, 10/1/2008	135,000	139,492
5.0%, 10/1/2013	280,000	281,983
Illinois Health Facilities Authority, Lutheran Social Services, RB, 6.125%, 8/15/2010	635,000	619,570
Illinois Health Facilities Authority, Michael Reese Hospital & Medical Center, RB, ETM, 6.75%, 12/1/2008	260,000	293,579
Illinois Health Facilities Authority, Midwest Group LTD, RB, ACA, 5.375%, 11/15/2008	510,000	552,799
Illinois Health Facilities Authority, Covenant Retirement Communities, RB, RADIAN, 4.6%, 12/1/2012	450,000	451,067
Illinois Health Facilities Revenue Authority, Community Hospital Of Ottawa Project, RB, 6.75%, 8/15/2014	420,000	436,872
Illinois Housing Development Authority, Multi-Family Program, RB, Series 3, HUD, 6.05%, 9/1/2010	350,000	360,619
Illinois Industrial Pollution Control, Finance Revenue Authority, Commonwealth Edison Company Project, RB, 5.875%, 5/15/2007	680,000	691,315
Illinois Upper River Valley Development Authority, Waste Recovery Illinois Project, RB, AMT, 5.9%, 2/1/2014	2,010,000	1,799,151
Madison & St. Clair Counties, Illinois School District, GO, FGIC, 5.5%, 2/1/2016	1,020,000	1,110,097
Oak Lawn, Illinois, GO, FGIC, 5.25%, 12/1/2004	95,000	101,483
Palatine, Illinois, Tax Increment Revenue, Dundee Road Redevelopment Project, Tax Allocation, AMBAC, 5.0%, 1/1/2015	9,030,000	9,173,840
Quincy, Illinois, Single Family Mortgage, RB, 6.875%, 3/1/2010	100,000	100,421
Rockford, Illinois, Faust Landmark Apartments, RB, Series A, AMT, MBIA, 5.625%, 1/1/2007	215,000	224,849
Rockford-Concord Commons, Illinois, Housing Facility, Concord Commons Project, RB, Series A, FHA: 5.55%, 11/1/2006	220,000	231,682
6.15%, 11/1/2022	1,385,000	1,425,221
Silvas, Illinois, Mortgage Revenue, RB, FHA: 4.9%, 8/1/2011	1,325,000	1,410,224
5.2%, 8/1/2017	1,285,000	1,327,020
Southwestern, Illinois, Development Authority, Wood River Township Hospital Project, RB, ETM, 6.875%, 8/1/2003	35,000	36,237
Woodridge, Illinois, Multi-Family Revenue, Hawthorn Ridge Housing, Series A, RB, GNMA, 5.65%, 12/20/2032	1,510,000	1,544,247
		33,971,459
Indiana 1.5%
Fort Wayne, Indiana, Hospital Revenue Authority, Parkview Memorial Hospital, RB, ETM, 6.5%, 1/1/2005	400,000	419,948
Gary, Indiana, Mortgage Redevelopment, Willow on Clark Apartments, RB, Series A, AMT, GNMA: 4.75%, 8/20/2008	220,000	230,707
5.15%, 8/20/2013	280,000	287,580
Indiana Health Facilities Finance Authority, Kings Daughters Hospital, RB, RADIAN: 5.1%, 2/15/2006	290,000	310,428
5.1%, 8/15/2006	300,000	323,619
5.25%, 2/15/2008	305,000	329,388
5.35%, 8/15/2009	330,000	356,756
Indiana Health Facilities Authority, Memorial Hospital, RB, RADIAN, 5.125%, 2/15/2017	1,250,000	1,271,575
Indiana Health Facilities, Floyd Memorial Hospital, RB:
4.8%, 2/15/2007	265,000	277,413
4.85%, 2/15/2006	505,000	529,987
4.85%, 2/15/2008	255,000	265,473
4.95%, 2/15/2009	245,000	254,212
Indiana Toll Finance Authority, Toll Road Revenue, RB, 5.0%, 7/1/2014	2,000,000	2,000,920
Lawrence, Indiana, Multi-Family Housing, Revenue Refunding, Pinnacle Apartments, RB, AMT, FNMA, 5.05%, 1/1/2008	260,000	272,943
Vigo County, Indiana, Hospital Authority, RB, ETM, 6.875%, 4/1/2004	40,000	41,715
		7,172,664
Iowa 0.2%
Iowa Financial Authority, Small Business, Terrace Center Association LP Project, RB, 7.5%, 3/1/2022	1,170,000	1,197,577
Kansas 0.6%
Kansas Development Finance Authority, Multi-Family Housing, Four Seasons Apartment Project, RB, AMT, LOC, 5.3%, 10/1/2007	170,000	170,051
Kansas Development Finance Authority, Multi-Family Housing, Four Seasons Apartment Project, RB, Mandatory Put @ 100, AMT, LOC, 5.6%, 10/1/2007 (c)	780,000	779,626
Labette & Cowley Counties, Kansas, Single Family Mortgage, RB, Series A-2, GNMA, 7.65%, 12/1/2011	40,000	40,143
McPherson, Kansas, Electric Utility Revenue, RB, Prerefunded @ 100, ETM, 5.9%, 3/1/2007 (e)	1,620,000	1,804,404
Merriam, Kansas, Hospital Revenue, Shawnee Mission Medical Center, RB, ETM, 6.9%, 6/1/2005	100,000	107,061
Wichita, Kansas, Single Family Mortgage, RB, Series A, 7.1%, 9/1/2009	35,000	35,974
		2,937,259
Kentucky 1.4%
Ashland, Kentucky, Environmental Import, Allied Chemical Corp. Project, RB, ETM, 5.8%, 3/1/2003	190,000	192,320
Greater Kentucky, Kentucky, Housing Assistance Corp., Section 8, RB, Series C, FHA/MBIA, 5.35%, 7/1/2007	95,000	95,132
Kentucky Turnpike Authority, RB, ETM, 6.125%, 7/1/2007	457,000	500,908
6.625%, 7/1/2008	195,000	217,794
Lakeland, Kentucky, Wesley Village Housing Inc., Section 8 Assisted Project, RB, FHA, 7.125%, 11/1/2002	50,000	50,000
Louisville, Kentucky, Healthcare Facilities Revenue, RB, GNMA, 6.65%, 12/20/2030	5,125,000	5,511,118
Owensboro, Kentucky, Electric Light & Power, RB, ETM, 10.5%, 1/1/2004	35,000	36,894
		6,604,166
Louisiana 2.8%
Iberia, Louisiana, Single Family Mortgage, RB, 7.375%, 1/1/2011	155,000	160,798
Lafourche Parish, Louisiana, Housing Authority, Multi-Family Mortgage Revenue, City Place II Project, RB, GNMA, 6.7%, 1/20/2040	2,675,000	2,989,419
Louisiana Housing Finance Agency, Malta Square Project, RB, AMT, GNMA: 6.45%, 9/1/2027	470,000	501,636
6.5%, 9/1/2038	1,220,000	1,300,923
Louisiana Housing Finance Agency, Single Family Mortgage Revenue, RB, GNMA/FNMA, 4.625%, 6/1/2009	20,000	20,035
Louisiana Public Facilities Authority, Multi-Family Housing, Edgewood Apartments, RB, Mandatory Put @ 100, FNMA, 5.8%, 6/1/2005 (c)	3,950,000	4,087,499
Louisiana Public Facilities Authority, Multi-Family Housing, Oakleigh Apartments Project, RB, AXA, 5.75%, 3/15/2003	225,000	227,725
Louisiana Public Facilities Authority, Multi-Family Housing, Oakleigh Apartments Project, RB, AXA: 5.85%, 3/15/2004	235,000	237,719
5.95%, 3/15/2005	250,000	252,615
Louisiana Public Facility Authority, Multi-Family Housing, Beau Terre Project, RB, Mandatory Put @ 100, FNMA, 5.8%, 6/1/2005 (c)	560,000	579,494
Louisiana Public Facility Authority, Single Family Mortgage, RB, Series A, 7.375%, 10/1/2012	95,000	97,081
Louisiana Public Facility Authority, Single Family Mortgage, RB, Series C, 8.45%, 12/1/2012	90,795	92,867
Louisiana Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, RB, ETM, 7.875%, 7/1/2009	370,000	433,240
Tensas Parish County, Louisiana, GO, 7.0%, 9/1/2018	1,885,000	2,248,899
		13,229,950
Maine 0.0%
Bucksport, Maine, Solid Waste Disposal Revenue, Champ International Corp. Project, RB, 6.25%, 5/1/2010	100,000	102,115
Maine Finance Revenue Authority, Electronic Rate Stabilization, RB, AMT, FSA, 5.2%, 7/1/2018	65,000	67,470
		169,585
Maryland 1.0%
Baltimore County, Maryland, Mortgage Revenue, Three Garden Village Project, RB, Series A, FHLMC, 4.8%, 1/1/2013	450,000	460,724
Baltimore, Maryland, City Housing Corporate Revenue, RB, HUD, 7.75%, 10/1/2009	285,000	285,755
Cecil County, Maryland, Economic Development Authority, Northeast Plaza Association, Series A, 6.875%, 1/15/2008	1,230,000	1,234,231
Cecil County, Maryland, Economic Development Authority, Northeast Plaza Association, Series B, 6.875%, 1/15/2010	370,000	369,408
Frederick County, Maryland, Economic Redevelopment Authority, Northhampton, RB, Series A, FHA, 5.9%, 2/1/2005	70,000	72,073
Prince Georges County, Maryland, Housing Authority, Single Family Mortgage Revenue, RB, FNMA/GNMA/FHLMC, 3.5%, 8/1/2033	2,000,000	2,262,980
		4,685,171
Massachusetts 4.5%
Boston, Massachusetts, Deutsches Altenheim, RB, Series A, FHA, 5.95%, 10/1/2018	535,000	583,546
Boston, Massachusetts, Industrial Development Finance Authority, North End Community, RB, Series A, FHA, 6.45%, 8/1/2037	1,405,000	1,669,238
Dartmouth, Massachusetts, Housing Development Corp., CrossRoads Apartments, RB, Series A, MBIA/FHA, 4.85%, 7/1/2009	440,000	444,792
Massachusetts Educational Loan Authority, RB, Series A, AMT, MBIA, 7.25%, 1/1/2009	255,000	256,402
Massachusetts Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliate, RB, RADIAN, 4.85%, 9/1/2013	310,000	319,762
Massachusetts Development Finance Agency, Worchester Redevelopment Authority, RB, RADIAN, 6.0%, 6/1/2024	1,050,000	1,122,523
Massachusetts Health & Education Authority, Beth Isreal Hospital, RB, ETM, 5.75%, 7/1/2006	40,000	42,662
Massachusetts Housing Finance Agency, Housing Revenue, RB, Series D, AMT, AMBAC, 5.5%, 7/1/2013	1,330,000	1,398,282
Massachusetts Housing Finance Agency, RB, Series A, AMT, MBIA, 6.125%, 12/1/2011	175,000	181,633
Massachusetts Industrial Finance Agency Revenue, Assisted Living Facilities, Arbors at Taunton, RB, AMT, FHA, 7.125%, 2/1/2036	2,200,000	2,437,842
Massachusetts Industrial Finance Agency, Assisted Living Facilities, Arbors at Taunton, RB, AMT, GNMA, 5.3%, 6/20/2019	385,000	391,510
Massachusetts Industrial Finance Agency, Draper Place Project, RB, AMT, GNMA: 5.4%, 8/20/2012	270,000	292,861
6.45%, 8/20/2039	4,490,000	4,946,049
Massachusetts Industrial Finance Agency, Higher Education, Hampshire College Project, RB, 5.8%, 10/1/2017	1,655,000	1,686,975
Massachusetts Industrial Finance Agency, Museum Revenue, Norman Rockwell Stockbridge, RB, GNMA, 8.125%, 7/1/2011	2,235,000	2,262,312
Somerville, Massachusetts, Multi-Family Housing Revenue, RB, GNMA, 4.6%, 11/20/2015	3,135,000	3,190,051
		21,226,440
Michigan 1.3%
Battle Creek, Michigan, Economic Development Authority, Kellogg Company Project, RB, 5.125%, 2/1/2009	265,000	275,221
Detroit, Michigan, Water Supply, RB, ETM, 8.875%, 1/1/2005	335,000	361,190
Grand Rapids Charter Township, Michigan, Porter Hills Obligated Group, RB, 5.2%, 7/1/2014	890,000	912,259
Kalamazoo, Michigan, Economic Development Corp., Revenue Refunding, RB, 5.75%, 5/15/2005	100,000	101,689
Michigan Higher Education Facility Authority Revenue, Thomas M. Cooley Law School, RB, LOC, 5.35%, 5/1/2015	1,200,000	1,243,764
Michigan Hospital Finance Authority, Saint Joseph Mercy Hospital Project, RB, ETM, 7.0%, 7/1/2005	205,000	220,588
Michigan Hospital Finance Revenue Authority, Ascension Health Credit, RB, Series B, Mandatory Put @ 100, 5.05%, 11/15/2004 (c)	500,000	527,710
Michigan Housing Development Authority, RB, Series B, 6.3%, 12/1/2003	200,000	202,730
Michigan Housing Development Authority, RB, Series D, AMT, AMBAC: 5.05%, 12/1/2007	95,000	100,927
5.15%, 12/1/2008	95,000	101,014
5.25%, 12/1/2009	95,000	100,454
5.35%, 12/1/2010	95,000	99,991
Michigan Strategic Fund Obligation, Ford Motor Credit, RB, Series A, 7.1%, 2/1/2006	650,000	679,861
Michigan Strategic Fund Obligation, The Oxford Institute, RB, Series A, ETM, 7.875%, 8/15/2005	165,000	180,230
Petoskey, Michigan, Hospital Finance Authority, RB, ETM, 6.7%, 3/1/2007	460,000	502,743
Saginaw, Michigan, Hospital Finance Authority, Saint Luke Hospital, RB, ETM, 7.5%, 11/1/2010	225,000	263,628
		5,873,999
Minnesota 1.9%
Cambridge, Minnesota, Mortgage Revenue, Health Care Center, RB, Series A, GNMA, 5.4%, 11/20/2005	190,000	198,457
Dakota County, Minnesota, Housing & Redevelopment Authority, RB, AMT, FNMA/GNMA, 5.75%, 10/1/2004	65,000	68,378
Eden Prairie, Minnesota, Multi-Family Housing Revenue, Rolling Hills Project, RB, GNMA, 6.2%, 2/20/2043	2,430,000	2,679,561
Minnesota, White Earth Band of Chippewa, RB, ACA, 7.0%, 12/1/2011	2,000,000	2,259,860
Monticello, Minnesota, Pollution Control Authority, Northern States Power Company, RB, 5.375%, 2/1/2003	275,000	276,301
Rochester, Minnesota, Saint Mary's Hospital, RB, ETM, 5.75%, 10/1/2007	295,000	321,975
Sartell, Minnesota, Pollution Control Revenue, RB, 6.95%, 10/1/2012	3,000,000	3,092,400
		8,896,932
Mississippi 1.6%
Corinth & Alcorn Counties, Mississippi, Magnolia Regional Health Center, RB, Series A, 5.0%, 10/1/2008	1,725,000	1,738,093
Corinth & Alcorn Counties, Mississippi, Magnolia Regional Health Center, RB, Series B, 5.125%, 10/1/2010	660,000	657,888
Jackson, Mississippi, Housing Authority, Multi-Family Revenue, The Woodlands, RB, Series A, AMT, FSA, 5.3%, 4/1/2019	490,000	494,885
Lee County, Mississippi, Hospital Systems Revenue, North Mississippi Medical Center Project, RB, ETM, 6.8%, 10/1/2007	245,000	274,241
Lincoln County, Mississippi Hospital & Healthcare Revenue, Kings Daughters Hospital, Series B, RB, RADIAN, 5.5%, 4/1/2018	1,345,000	1,392,088
Mississippi Business Financial Corp., Mississippi Retirement Facilities Revenue Refunding, Wesley Manor, RB, Series A, GNMA, 5.45%, 5/20/2034	2,695,000	2,746,771
Mississippi Home Corp., Single Family Mortgage, Access Program, RB, Series A, AMT, GNMA, 5.0%, 6/1/2004	45,000	46,659
		7,350,625
Missouri 1.4%
Boone County, Missouri, Industrial Development Authority, Otscon Inc. Project, RB, Mandatory Put @ 100, AMT, LOC, 5.125%, 5/1/2005 (c)	1,590,000	1,599,429
Bridgeton, Missouri, Industrial Development Authority, Mizpah Assisted Living, RB, GNMA, 5.25%, 12/20/2019	170,000	174,699
Missouri Development Financial Board, Recreation Facilities Revenue, YMCA, Greater St. Louis, RB, Series A, LOC, 4.75%, 9/1/2007	170,000	182,226
Missouri Development Finance Board, Greater St. Louis Project, RB, LOC, 4.9%, 9/1/2010	685,000	721,600
Missouri Housing Development Community, Single Family Mortgage, RB, AMT, GNMA, 6.625%, 12/1/2017	155,000	157,530
Missouri Rehabilitation Center Project, COP, Series A, 6.0%, 11/1/2015	100,000	110,025
Pacific & Franklin Counties, Missouri, Industrial Development Authority, Clayton Corp. Project, RB, AMT, LOC: 6.2%, 5/1/2012	720,000	756,799
6.45%, 5/1/2017	720,000	751,896
St. Charles County, Missouri, Industrial Development Authority, Health Care Facilities Revenue, Garden View Care Center Project, RB, AMT, LOC, 5.4%, 11/15/2016	1,480,000	1,450,045
St. Louis, Missouri, Land Clearance Redevelopment Authority, Westminsters Place Apartments, RB, Series A, Mandatory Put @ 100, FNMA, 5.95%, 4/1/2007 (c)	450,000	491,755
		6,396,004
Montana 0.1%
Missoula County, Montana, Community Hospital, ETM, 7.125%, 6/1/2007	288,000	321,673
Nebraska 0.8%
Clay County, Nebraska, Industrial Development Revenue, Hybrids Cooperative Project, RB, AMT LOC, 5.25%, 3/15/2014	1,610,000	1,627,259
Fillmore County, Nebraska, Industrial Development Revenue, O'Malley Grain In. Project, RB, AMT., LOC: 5.0%, 12/1/2010	45,000	45,631
5.0%, 12/1/2011	180,000	181,755
5.1%, 12/1/2012	135,000	136,314
5.2%, 12/1/2013	195,000	196,829
Nebraska Investment Finance Authority, Multi-Family Housing, Tara Hills Villa, RB, FNMA, 4.875%, 1/1/2008	500,000	525,795
Nebraska Public Power District Revenue, Power Supply Systems, RB, Prerefunded @ 102, 5.7%, 1/1/2005 (e)	300,000	308,013
Woolworth, Nebraska, Housing Mortgage Development Corp., Section 8 Assisted Project, RB, MBIA, 5.35%, 7/1/2021	690,000	689,986
		3,711,582
Nevada 0.7%
Humboldt County, Nevada, Pollution Control Revenue, Idaho Power Co. Project, RB, 8.3%, 12/1/2014	810,000	885,476
Nevada Housing Division, Single Family Program, RB, Series A, AMT, 6.35%, 10/1/2007	290,000	301,409
Nevada Housing Division, Single Family Mortgage, RB, Series B-1, 4.95%, 4/1/2012	375,000	384,844
Nevada Housing Division, Single Family Program, RB, Series B-1, 6.2%, 10/1/2015	375,000	388,597
Nevada Housing Division, Austin Crest Project, RB, AMT, FNMA, 5.5%, 10/1/2009	305,000	324,642
Nevada Housing Division, Single Family Mortgage, RB, Series B, AMT, 6.45%, 10/1/2007	230,000	237,659
Nevada Housing Division, Single Family Mortgage, RB, Series C-1, AMT, 5.45%, 4/1/2010	225,000	230,674
Nevada Housing Division, Single Family Mortgage, RB, Series E, AMT, 6.0%, 10/1/2009	215,000	226,150
Nevada Multi Unit Housing, Saratoga Palms, RB, AMT, FNMA, 5.9%, 4/1/2006	270,000	290,579
		3,270,030
New Hampshire 1.6%
Manchester, New Hampshire, Housing & Redevelopment Revenue Authority, RB, ACA, 6.05%, 1/1/2012	3,580,000	3,928,656
New Hampshire Higher Education & Health Authority, Franklin Pierce College, RB, ACA: 5.0%, 10/1/2009	375,000	397,335
5.125%, 10/1/2013	1,200,000	1,236,876
New Hampshire Higher Education & Health Authority, River College, RB: 4.65%, 1/1/2004	125,000	128,081
4.75%, 1/1/2005	130,000	134,927
4.85%, 1/1/2007	130,000	135,974
4.9%, 1/1/2008	145,000	150,823
5.55%, 1/1/2018	185,000	185,525
New Hampshire Higher Education & Health Facilities, Kendal at Hanover Issue, RB, LOC: 5.2%, 10/1/2006	625,000	626,031
5.3%, 10/1/2007	475,000	475,656
		7,399,884
New Jersey 0.6%
Carlstadt, New Jersey, Sewer Authority, Sewer Revenue, RB, 5.25%, 1/1/2007	92,000	96,348
Gloucester County, New Jersey, Import Authority, Electric Mobility Project, RB, AMT, County Guaranteed: 4.5%, 11/1/2003	100,000	102,510
4.6%, 11/1/2004	105,000	110,158
4.7%, 11/1/2005	105,000	111,928
4.75%, 11/1/2006	110,000	118,392
4.8%, 11/1/2007	115,000	124,213
5.0%, 11/1/2008	125,000	135,349
5.0%, 11/1/2010	215,000	228,349
New Jersey Economic Development Authority Revenue Adjusted, Reformed Church, RB, Series B, 4.95%, 12/1/2028	125,000	125,081
New Jersey Economic Development Authority, Cadbury Corp. Project, RB, Series A, ACA: 4.75%, 7/1/2003	230,000	233,747
4.85%, 7/1/2004	265,000	275,404
New Jersey Economic Development Authority Revenue, RB, Series B, AMT, LOC, 5.3%, 12/1/2007	140,000	145,664
New Jersey Building Authority, RB, ETM, 9.625%, 2/1/2003	115,000	117,122
New Jersey Education Facility Authority, Caldwell College, RB, Series A, 7.25%, 7/1/2025	835,000	866,713
Secaucus, New Jersey, Municipal Utilities Authority, Sewer Revenue, RB, ETM, 6.875%, 12/1/2008	50,000	55,910
		2,846,888
New Mexico 1.5%
Albuquerque, New Mexico, Class B-2, CMO, FGIC, 0.0%, 5/15/2011 (b)	1,911,000	1,048,833
Bernalillo County, New Mexico, Multi-Family Housing Revenue, Mountain View Cabins, RB, AMT, Series A, GNMA, 7.5%, 9/20/2033	2,500,000	2,830,950
Bernalillo County, New Mexico, Multi-Family Housing, Sunchase Apartments, Series A, Mandatory Put @ 100, AXA, 5.8%, 11/1/2006 (c)	1,130,000	1,167,652
New Mexico Mortgage Finance Authority, Multi-Family Housing, Sandpiper Apartments, Series A, RB, AMT, FHA, 6.05%, 7/1/2028	1,335,000	1,397,158
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, RB, FHLMC/FNMA/GNMA: 5.5%, 7/1/2017	170,000	176,807
5.6%, 7/1/2028	360,000	369,057
		6,990,457
New York 2.8%
Albany, New York, Housing Authority, Lark Drive Associates, RB, AMT, LOC: 5.2%, 12/1/2013	40,000	41,298
5.4%, 12/1/2018	40,000	40,954
5.5%, 12/1/2028	265,000	270,122
Cattaraugus County, New York, Industrial Development Agency, Jamestown Community College, RB, Series A, 5.75%, 7/1/2008	350,000	378,364
New York Capital District Youth Center Lease, RB, LOC, 6.0%, 2/1/2017	375,000	402,716
New York, New York, Housing Development Corp., Multi-Family Housing, RB, Series B, FHA, 5.7%, 11/1/2013	1,465,000	1,505,786
New York, New York, Industrial Development Agency, College of Aeronautics Project: 5.0%, 5/1/2006	345,000	358,334
5.2%, 5/1/2009	205,000	211,960
New York Dormitory Authority, Capital Appreciation, Prerefunded, RB, Series C, ETM, FSA, 0.0%, 7/1/2004 (b) (e)	125,000	116,286
New York Dormitory Authority, Hunts Point Multi Service Center, RB, 5.625%, 7/1/2022	2,255,000	2,362,361
New York Dormitory Authority, Lutheran Nursing Home, RB, AMBAC/FHA, 5.125%, 2/1/2018	975,000	1,024,569
New York Dormitory Authority, Saint Mary's Hospital Amsterdam, RB, MBIA, 5.25%, 5/1/2005	1,010,000	1,084,972
New York Dormitory Revenue Authority, State University Education Facilities, RB, 5.0%, 5/15/2010	300,000	323,268
New York, GO, Series C, AMBAC, 5.375%, 10/1/2011	1,000,000	1,086,680
New York Triborough Bridge & Tunnel Authority, Convention Center Project, RB, Series E, 7.25%, 1/1/2010	355,000	419,649
Oneida County, New York, Industrial Development Agency, RB, LOC, 5.0%, 3/1/2014	600,000	626,328
Onondaga County, New York, Industrial Development Agency, Civic Facility Revenue, Lemoyne College Project, RB, Series A: 5.0%, 3/1/2007	180,000	189,923
5.5%, 3/1/2014	410,000	424,649
Syracuse, New York, Housing Authority, Loretto Rest Homes, RB, Series A, FHA, 5.0%, 8/1/2007	1,275,000	1,395,029
Ulster County, New York, Industrial Development Agency, Kingston Hospital Project, RB, LOC, 4.5%, 11/15/2002	245,000	245,211
Yates County, New York, Industrial Development Agency, Soldiers & Sailors Memorial Hospital, RB, FHA, 5.5%, 2/1/2019	560,000	592,379
		13,100,838
North Carolina 0.2%
Nort Carolina Medical Care Community Revenue, North Carolina Housing Foundation Inc., RB, ACA, 6.0%, 8/15/2010	295,000	329,403
North Wilkesboro, North Carolina, Housing Development Corp., Multi-Family Revenue, Wilkes Tower, RB, Series A, FNMA/FHA, 6.35%, 10/1/2022	200,000	205,944
Wake County, North Carolina, Hospital Revenue, RB, ETM, 6.25%, 1/1/2008	285,000	311,665
		847,012
North Dakota 0.5%
Fargo, North Dakota, Hospital Revenue, Meritcare Hospital, RB, MBIA, 5.6%, 6/1/2013	1,250,000	1,344,513
North Dakota Housing Financial Agency Revenue, Housing Finance Program, RB, Series B, AMT, FHLB: 4.0%, 7/1/2010	350,000	350,098
4.125%, 7/1/2011	350,000	349,983
North Dakota Housing Financial Agency Revenue, Housing Finance Program, RB, Series D, AMT: 4.55%, 7/1/2008	95,000	98,621
4.85%, 7/1/2011	125,000	128,471
4.95%, 1/1/2012	125,000	127,686
5.0%, 1/1/2013	125,000	126,580
		2,525,952
Ohio 3.0%
Bridlewood Village Apartments, Ohio, Participation Certificate, Class A, FHA, 5.6%, 9/1/2021	1,576,051	1,580,957
Cuyahoga County, Ohio, Mortgage Revenue, RB, AMT, GNMA, 5.2%, 9/20/2009	205,000	216,675
Cuyahoga County, Ohio, Multi-Family Housing, Water Street Association, RB, AMT, GNMA, 6.25%, 12/20/2036	975,000	1,036,523
Hancock County, Ohio, Multi-Family Housing, Crystal Glen Apartments, RB, Series C, AMT, LOC, 5.05%, 1/1/2010	915,000	888,181
Jefferson County, Ohio, GO, RADIAN, 6.625%, 12/1/2005	165,000	176,758
Lorain County, Ohio, Hospital Finance Authority, Humility of Mary Health Care, RB, Series A, Prerefunded @ 100, 5.9%, 12/15/2008 (e)	4,520,000	4,718,518
Lucas-Palmer Housing Development Corp., Ohio, Palmer Gardens, RB, Series A, MBIA/FHA, 5.9%, 7/1/2007	225,000	237,443
Ohio Capital Corp. for Housing Mortgage Revenue, Section 8 Assisted Project, RB, Series C, FHA/MBIA: 5.1%, 7/1/2009	1,100,000	1,100,814
5.7%, 1/1/2005	110,000	112,052
Ohio Capital Housing Corp. Mortgage, Georgetown Section 8, RB, Series A, FHA, 6.625%, 7/1/2022	820,000	833,407
Ohio Water Development Authority, Pollution Control Facilities Revenue, Republic Steel Project, RB, ETM, 6.375%, 6/1/2007	85,000	93,121
Sandusky County, Ohio, Health Care Facilities Revenue, Bethany Place Retirement Center Project, RB, FNMA, 5.15%, 7/1/2009	75,000	81,323
Stark County, Ohio, Health Care Facility, Rose Land Inc. Project, RB, GNMA/FHA: 5.3%, 7/20/2018	850,000	882,139
5.35%, 7/20/2023	940,000	960,144
Stark County, Ohio, Hospital Revenue Authority, RB, ETM, 6.875%, 12/1/2006	1,070,000	1,166,600
		14,084,655
Oklahoma 0.8%
Grand River, Oklahoma, Dam Authority, RB, ETM, 6.25%, 11/1/2008	1,195,000	1,282,797
McAlester, Oklahoma, Public Works Authority, RB, ETM, FSA: 8.25%, 12/1/2004	115,000	130,198
8.25%, 12/1/2005	60,000	71,059
Oklahoma Housing Finance Agency, Multi-Family Housing, Northpark & Meadowlane Project, RB, FNMA, 5.1%, 12/1/2007	250,000	253,450
Oklahoma Ordnance Works Authority, Ralston Purina Project, RB, 6.3%, 9/1/2015	1,500,000	1,655,070
Payne County, Oklahoma, Home Finance Authority, Single Family Mortgage, RB, Series A, 8.625%, 3/1/2011	160,000	163,825
		3,556,399
Oregon 0.2%
Cow Creek Band, Oregon, Umpqua Tribe of Indians, Oregon Revenue, RB, Series B, 144A, AMBAC, 5.1%, 7/1/2012	880,000	910,536
Oregon Economic Development Communication, Economic & Industrial Development Revenue, Globe-Union, RB, 6.25%, 4/1/2003	55,000	54,926
Oregon Health Housing Educational & Cultural Facilities Authority, Cedarwest Housing, RB, Series A, AMT, LOC, 4.65%, 1/2/2008	105,000	104,375
		1,069,837
Pennslyvania 11.0%
Allegheny County, Pennsylvania, Hospital Development Authority, North Hills Passavant Hospital, RB, ETM, 6.75%, 7/1/2005	135,000	144,746
Allegheny County, Pennsylvania, Residential Finance Authority, Single Family Mortgage, RB, GNMA, 6.5%, 11/1/2014	20,000	20,000
Allegheny County, Pennsylvania, Residential Finance Authority, Single Family Mortgage, RB, Series CC-2, GNMA, 5.2%, 5/1/2017	265,000	274,609
Allentown, Pennsylvania, Hospital Authority, Sacred Heart Hospital of Allentown, RB, 6.2%, 11/15/2003	90,000	90,050
Beaver County, Pennsylvania, Industrial Development Authority, Health Care Revenue Refunding, RB, GNMA, 4.85%, 5/20/2010	1,865,000	1,999,970
Berks County, Pennsylvania, Redevelopment Authority, Multi-Family Revenue, Woodgate Associate Project, RB, Series A, FNMA, 5.15%, 1/1/2019	1,610,000	1,626,165
Bucks County, Pennsylvania, Saint Mary's Hospital Authority, RB, ETM, 6.625%, 7/1/2004	40,000	42,280
Cambria County, Pennsylvania, GO, FGIC, 5.5%, 8/15/2016	1,000,000	1,088,500
Chester County, Pennsylvania, Health & Education Facility, Immaculata College, RB: 5.0%, 10/15/2006	265,000	267,679
5.0%, 10/15/2007	310,000	312,263
5.1%, 10/15/2008	120,000	120,697
5.125%, 10/15/2009	230,000	230,920
5.3%, 10/15/2011	280,000	280,773
Clearfield, Pennsylvania, Hospital Revenue Authority, Clearfield Hospital Project, RB, 6.875%, 6/1/2016	815,000	827,250
Cumberland County, Pennsylvania, Municipal Revenue Authority, Presbyterian Homes Project, RB 6.0%, 12/1/2026	1,210,000	1,176,919
Delaware County, Pennsylvania, College Revenue Authority, RB Series B: 4.75%, 10/1/2006	200,000	205,382
4.85%, 10/1/2007	205,000	210,271
4.95%, 10/1/2008	345,000	353,190
5.5%, 10/1/2019	2,675,000	2,605,958
Delaware County, Pennsylvania, Housing Authority, Dunwoody Village Project, RB, 5.625%, 4/1/2009	130,000	130,138
Delaware County, Pennsylvania, Revenue Authority, Dunwoody Village Project, RB, 6.125%, 4/1/2020	100,000	104,315
Erie, Pennsylvania, Higher Education Building Authority, Gannon University Project, RB, Series E, 5.2%, 7/15/2016	800,000	801,504
Erie, Pennsylvania, Higher Education Building Authority, Mercyhurst College Project, RB: 5.75%, 3/15/2012	110,000	114,631
5.75%, 3/15/2013	600,000	616,200
5.85%, 3/15/2017	325,000	333,827
Erie, Pennsylvania, Higher Education Building Authority, Mercyhurst College Project, RB, Series B, 5.75%, 3/15/2013	1,370,000	1,406,990
Fayette County, Pennsylvania, Hospital Authority, Uniontown Hospital, RB, Connie Lee Insured: 5.2%, 6/15/2004	210,000	220,952
5.45%, 6/15/2007	340,000	374,136
5.55%, 6/15/2008	1,070,000	1,170,024
5.65%, 6/15/2009	1,135,000	1,234,108
Jefferson County, Pennsylvania, Municipal Authority, RB, ETM, MBIA, 7.0%, 12/1/2002	25,000	25,099
Lancaster, Pennsylvania, Sewer Authority, RB, ETM, 6.0%, 4/1/2012	75,000	83,902
Monroeville, Pennsylvania, Hospital Authority, East Suburban Health Center Project, RB, Prerefunded @ 100, 7.6%, 7/1/2008 (e)	685,000	740,876
Montgomery County, Pennsylvania, GO, ETM, 9.0%, 8/15/2004	80,000	86,555
Montgomery County, Pennsylvania, Industrial Development Authority, ECRI Project, RB, 6.4%, 6/1/2003	75,000	76,903
Mount Lebanon, Pennsylvania, Hospital Authority, RB, ETM, 7.0%, 7/1/2006	150,000	163,292
Pennsylvania Delaware River Port Authority, RB, ETM, 6.5%, 1/15/2011	120,000	138,696
Pennsylvania Housing Finance Agency, Rental Housing, RB, FNMA, 5.15%, 7/1/2003	305,000	311,588
Pennsylvania Housing Finance Agency, Single Family Mortgage, RB, Series 64, AMT, 0.0%, 4/1/2030 (b)	1,575,000	1,106,501
Pennsylvania Housing Finance Agency, Single Family Mortgage, RB, Series 65A, AMT, 4.6%, 10/1/2008	145,000	152,086
Pennsylvania Finance Authority, Municipal Capital Imports Program, RB, Investment Agreement, 6.6%, 11/1/2009	5,315,000	5,638,622
Pennsylvania Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, RB, Series A, MBIA, 5.4%, 11/15/2007	200,000	217,220
Pennsylvania Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, RB, Series C, MBIA, 5.875%, 11/15/2018	1,450,000	1,569,495
Pennsylvania Higher Educational Facility, Allegheny Delaware Valley Obligation, RB, Series A, MBIA: 5.6%, 11/15/2009	2,510,000	2,757,938
5.7%, 11/15/2011	2,215,000	2,466,225
Pennsylvania Higher Educational Facility, Gwynedd Mercy College, RB, 5.0%, 11/1/2008	770,000	798,844
Pennsylvania Higher Educational Facility, University of The Arts, RB, RADIAN: 4.75%, 3/15/2005	125,000	126,074
4.85%, 3/15/2006	200,000	201,544
5.1%, 3/15/2009	230,000	231,150
Pennsylvania Higher Educational Facility, Ursinus College, RB, 5.4%, 1/1/2006	190,000	204,385
Pennsylvania Higher Educational Facilities Authority, College & University Revenue, University of the Arts, RB, RADIAN, 5.5%, 3/15/2013	800,000	855,888
Philadelphia, Pennsylvania, Airport Revenue, RB, AMT, FGIC, 5.375%, 6/15/2012	2,600,000	2,784,470
Philadelphia, Pennsylvania, Authority for Industrial Development, Simpson Housing Project: 5.0%, 8/15/2009	240,000	235,841
5.0%, 8/15/2010	290,000	282,124
5.1%, 8/15/2011	240,000	232,385
Philadelphia, Pennsylvania, Hospital & Higher Education Authority, Health System, RB, Series A, AMBAC, 5.125%, 5/15/2018	1,000,000	1,026,700
Philadelphia, Pennsylvania, Hospital & Higher Education Authority, Health System, RB, Series A, FHA, 5.375%, 1/1/2028	2,645,000	2,677,719
Philadelphia, Pennsylvania, Hospitals & Higher Education Authority, RB, ACA, 6.2%, 5/1/2011	1,550,000	1,594,144
Philadelphia, Pennsylvania, Housing Redevelopment Authority, Multi-Family Housing, RB, HUD 5.45%, 2/1/2023	755,000	767,284
Philadelphia, Pennsylvania, Industrial Development Authority, Elmira Jefferies Memorial Home, RB, FHA, 4.75%, 2/1/2008	305,000	320,241
Philadelphia, Pennsylvania, Industrial Development Authority, Jeanes Physicians' Office, RB, Series A, 9.375%, 7/1/2010	525,000	525,677
Philadelphia, Pennsylvania, Redevelopment Authority, First Lien Mortgage, Series A, 6.5%, 1/1/2029	678,800	703,074
Pittsburgh, Pennsylvania, Urban Redevelopment Authority, RB, Series C, AMT, FNMA/GNMA, 5.95%, 10/1/2029	140,000	144,976
Pottsville, Pennsylvania, Hospital Authority, Pottsville Hospital & Warne Clinic, RB: 5.15%, 7/1/2009	680,000	646,055
5.5%, 7/1/2018	1,390,000	1,222,811
Scranton-Lackawanna Counties, Pennsylvania, Health & Welfare Authority, RB, 6.625%, 4/15/2007	125,000	125,450
Scranton-Lackawanna Counties, Pennsylvania, University of Scranton Project, RB, AMBAC, 5.15%, 11/1/2011	250,000	271,123
Southeastern, Pennsylvania, Greene School District, GO, ETM, 9.375%, 7/1/2003	15,000	15,714
Washington County, Pennsylvania, Hospital Revenue Authority, Canonsburg General Hospital Project, RB, Prerefunded @ 102, 7.35%, 6/1/2013 (e)	415,000	431,588
Williamsport, Pennsylvania, Multi-Family Housing Authority, RB, Series A, MBIA/FHA, 5.25%, 1/1/2015	1,165,000	1,195,418
		51,540,124
Rhode Island 0.6%
Rhode Island Stage Turnpike & Bridge Authority, RB, 5.35%, 12/1/2017	400,000	405,196
Rhode Island Industrial Facilities Corp., Industrial Development Revenue, Building Authority Program, RB, AMT: 5.25%, 4/1/2011	230,000	238,701
5.3%, 4/1/2012	245,000	253,423
5.35%, 4/1/2013	265,000	273,096
5.4%, 4/1/2014	65,000	66,595
5.5%, 4/1/2019	305,000	303,679
5.6%, 4/1/2024	380,000	375,220
Rhode Island Industrial Facility Corp., Crystal Thermoplastics Project, Series A, AMT, 6.9%, 8/1/2014	285,000	296,916
West Warwick, Rhode Island, GO, Series A, RADIAN, 7.3%, 7/15/2008	475,000	501,049
		2,713,875
South Carolina 1.6%
South Carolina Job Economic Development, Westminster Presbyterian, RB, Series A, 5.125%, 11/15/2008	525,000	538,823
South Carolina Job Economic Development, Anderson Project, Series A, RB: 5.125%, 8/1/2027	250,000	235,453
5.25%, 8/1/2032	250,000	239,115
5.375%, 8/1/2043	500,000	472,450
South Carolina Job Economic Development, Caterpillar Inc. Project, RB, AMT, 5.05%, 6/1/2008	500,000	519,175
South Carolina Job Economic Development Revenue Authority, Ebenezer Nursing, RB, GNMA, 6.9%, 1/20/2037	1,295,000	1,456,953
South Carolina Housing Finance & Development Authority, Bryton Point Apartments Project, Mandatory Put @ 100, FNMA, 5.7%, 6/1/2005 (c)	2,290,000	2,369,211
South Carolina Housing Finance & Development Authority, Runway Bay Apartments Projects, RB, 5.5%, 12/1/2005	385,000	403,715
South Carolina Housing Finance & Development Authority, Westbury Plantation, RB, FHA, 6.05%, 7/1/2027	330,000	333,095
South Carolina Housing Finance & Development Authority, Hunting Ridge Apartments, RB, Mandatory Put @ 100, AMT, 6.75%, 6/1/2007 (c)	755,000	778,360
		7,346,350
South Dakota 0.2%
South Dakota Housing Development Authority, Homeownership Mortgage, RB, Series A, 5.5%, 5/1/2010	225,000	229,610
South Dakota Housing Development Authority, Multi-Family Housing, RB, Series B, HUD, 7.0%, 4/1/2012	755,000	771,821
		1,001,431
Tennessee 3.4%
Greeneville, Tennessee, Health & Education Facility Board, Southern Advent Hospital, RB, ETM, 8.7%, 10/1/2009	290,000	351,918
Memphis, Tennessee, Health, Education, & Housing Facility Board, Multi-Family Housing, Hickory Pointe Apartments Project, RB, Series A, MBIA, 5.4%, 7/1/2010	465,000	501,981
Nashville & Davidson Counties, Tennessee, Health & Education Facilities Board Revenue, Homes Inc. Project, RB, Series A, 7.25%, 6/20/2036	5,870,200	6,748,088
Nashville & Davidson Counties, Tennessee, Health & Education Facilities Board, Homes Inc. Project, RB, Series A, Prerefunded @ 105, 9.0%, 10/1/2022 (e)	185,000	240,038
Nashville & Davidson Counties, Tennessee, Health & Education Facilities Board, Modal Health, RB, RADIAN, 5.5%, 5/1/2023	605,000	625,395
Nashville & Davidson Counties, Tennessee, Health & Education Facilities Board, Open Arms Care Corp., RB, RADIAN, 5.1%, 8/1/2016	1,000,000	1,019,880
Nashville & Davidson Counties, Tennessee, Health & Education Facility Revenue Board, Multi-Family Housing, RB, Mandatory Put @ 100, FNMA, 5.2%, 2/1/2006 (c)	1,610,000	1,724,664
Nashville & Davidson Counties, Tennessee, Multi-Family Housing, Welch Bend Apartments, RB, Series A, Mandatory Put @ 100, FNMA, 5.5%, 1/1/2007 (c) (d)	1,600,000	1,741,760
Nashville & Davidson Counties, Tennessee, Multi-Family Housing, Beechwood Terrace, RB, Series A, GNMA, 6.625%, 3/20/2036	240,000	266,609
Shelby County, Tennessee, Health Educational & Housing Facility Board, Methodist Health Systems, RB, MBIA, 5.2%, 8/1/2013	1,400,000	1,481,620
Shelby County, Tennessee, Multi-Family Housing, Windsor Apartments, RB, Series A, RADIAN: 6.5%, 10/1/2007	1,000,000	1,000,000
6.75%, 10/1/2017	370,000	370,000
Shelby County, Tennessee, Public Improvements, GO, Series B, 5.25%, 11/1/2006	10,000	11,082
		16,083,035
Texas 11.7%
Bexar County, Texas, Housing Finance Corp., Multi-Family Housing Revenue, American Opportunity Housing, RB, MBIA, 5.8%, 1/1/2031	200,000	207,066
Bexar County, Texas, Multi-Family Housing Revenue, Perrin Square Project, Series A, RB, GNMA, 6.55%, 12/20/2034	2,855,000	3,185,266
Bexar County, Texas, Multi-Family Housing Revenue, Stablewood Farms, RB, GNMA, 6.25%, 7/20/2043	6,500,000	7,069,205
Bryon, Texas, Higher Education Authority, Allen Academy Project, RB, Series A: 6.5%, 12/1/2006	200,000	212,158
7.3%, 12/1/2016	1,315,000	1,351,715
Capital Area, Texas, Housing Finance Corp., IDK Partners II Trust, Series A, 6.5%, 11/1/2019	649,341	654,847
Del Rio, Texas, GO, RADIAN:
5.55%, 4/1/2011	45,000	47,247
5.65%, 4/1/2013	95,000	98,899
5.75%, 4/1/2016	45,000	46,281
5.75%, 4/1/2017	185,000	189,390
6.5%, 4/1/2010	95,000	104,614
7.5%, 4/1/2003	115,000	117,461
7.5%, 4/1/2004	145,000	155,130
7.5%, 4/1/2008	95,000	111,348
7.5%, 4/1/2009	145,000	167,581
Denison, Texas, Hospital Authority, Texoma Medical Center, RB, ETM, 7.125%, 7/1/2008	95,000	107,791
Gregg County, Texas, Housing Finance Corp., Summer Lake Project, RB, Series A, Mandatory Put @ 100, AXA, 6.4%, 3/1/2006 (c)	615,000	641,500
Harris County, Texas, Housing Finance Corp., Cypress Ridge Apartments, RB, AMT, FSA, 5.7%, 6/1/2006	210,000	221,084
Harris County, Texas, Municipal Utilities District 368, Water & Sewer Revenue, GO, RADIAN: 5.5%, 9/1/2025	780,000	789,227
5.5%, 9/1/2026	825,000	834,290
5.625%, 9/1/2027	875,000	890,706
5.625%, 9/1/2028	925,000	941,067
5.625%, 9/1/2029	730,000	742,556
5.625%, 9/1/2030	1,035,000	1,052,212
Heart of Texas Housing Finance Corp., Texas, Multi-Family Housing Revenue, RB, GNMA, 7.4%, 9/20/2035	1,000,000	1,142,960
Houston, Texas Housing Finance Corp., RB, Series A-2, 0.0%, 6/1/2014 (b)	1,380,000	590,902
Houston, Texas Housing Finance Corp., Series A-1, RB, 8.0%, 6/1/2014	175,000	178,937
Houston, Texas, Housing Finance Corp., Newport Apartments Project, RB, AMT, GNMA, 5.3%, 2/20/2014	705,000	730,782
Houston, Texas, Sewer Systems, RB, ETM: 5.4%, 10/1/2004	290,000	303,378
6.375%, 10/1/2008	250,000	283,327
Lewisville, Texas, Combination Contract Revenue, GO, ACA: 5.625%, 9/1/2017	3,545,000	3,656,809
5.875%, 9/1/2022	4,685,000	4,816,648
Northeast, Texas, Hospital Authority, RB, ETM, 8.0%, 7/1/2008	475,000	551,233
Odessa, Texas, Housing Finance Corp., Single Family Mortgage, RB, Series A, FNMA, 8.45%, 11/1/2011	305,991	307,301
Panhandle, Texas, Regional Housing Finance Corp., Single Family Mortgage, RB, Series A, AMT, GNMA, 7.5%, 5/1/2024	185,000	186,312
Robstown, Texas, Electric Light & Power Revenue, RB: 6.0%, 12/1/2002	100,000	100,300
6.0%, 12/1/2003	100,000	100,300
6.0%, 12/1/2004	100,000	100,300
6.0%, 12/1/2005	100,000	100,300
6.0%, 12/1/2006	100,000	100,300
Southeast, Texas, Housing Finance Corp., Residual Revenue Capital Appreciation, RB, 0.0%, 9/1/2017 (b)	4,215,000	1,897,677
Tarrant County, Texas, Health Facility, South Central Nursing, RB, Series A, MBIA/FHA, 6.0%, 1/1/2037	180,000	197,381
Tarrant County, Texas, Housing Finance Corp. Revenue, Multi-Family Housing, RB, GNMA:
5.5%, 9/20/2042	1,579,000	1,623,244
6.85%, 9/20/2030	2,891,000	3,233,786
6.95%, 3/20/2039	4,312,000	4,827,155
Tarrant County, Texas, Housing Finance Corp., Multi-Family Housing, Summit Project, RB, Series A, Mandatory Put @ 100, FNMA, 5.08%, 9/1/2007 (c)	1,510,000	1,584,639
Tarrant County, Texas, Multi-Family Housing Revenue, Lost Spurs Apts., RB, GNMA, 6.75%, 9/20/2020	772,000	869,450
Texarkana, Texas, Housing Finance Corp., Summerhill, RB, Series A, GNMA, 5.55%, 1/20/2007	135,000	138,194
Texas Gulf Coast Waste Disposal Authority, Atlantic Richfield Co. Project, RB, Prerefunded @ 100, 6.5%, 2/1/2006 (e)	280,000	288,778
Texas Gulf Coast Waste Disposal Authority, Champion International Corp., RB, AMT, 6.875%, 12/1/2028	4,900,000	5,050,773
Texas Department Housing & Community Affairs, Single Family Revenue, RB, Series E, 6.0%, 9/1/2017	1,080,000	1,141,646
Texas Department Housing & Community Affairs, Volente Project, RB, AMT, FNMA, 5.0%, 7/1/2008	730,000	772,822
Texas Water Resident Finance Authority Revenue Refunding, RB, AMBAC, 4.6%, 8/15/2008	85,000	87,969
		54,902,244
Utah 1.3%
Hilldale, Utah, GO, 7.5%, 12/15/2003	115,000	115,168
Intermountain Power Agency, Utah, Power Supply Revenue, RB, Series A, ETM, MBIA, 6.15%, 7/1/2014	800,000	907,792
Provo City, Utah, Housing Authority, Multi-Family Housing, Lookout Pointe Apartments, RB, GNMA, 6.0%, 7/20/2008	305,000	322,467
Utah Housing Finance Agency, Single Family Mortgage, RB, AMT:
5.25%, 7/1/2012	170,000	177,357
5.4%, 7/1/2020	1,335,000	1,356,293
Utah Housing Finance Agency, Single Family Mortgage, RB, Series A-2, AMT, 5.4%, 7/1/2016	480,000	499,670
Utah Housing Finance Agency, Sub-Single Family Mortgage, RB, AMBAC, 5.85%, 7/1/2007	185,000	197,634
Utah Housing Finance Agency, Single Family Mortgage, RB, Series A-2, Class III, AMT, 5.05%, 7/1/2012	340,000	350,805
Utah Housing Finance Agency, Single Family Mortgage, Series A-2, AMT, 5.2%, 7/1/2011	255,000	263,989
Utah Housing Finance Agency, Single Family Mortgage, RB, Series B-2, AMT, 5.25%, 7/1/2011	290,000	302,508
Utah Housing Finance Agency, Single Family Mortgage, RB, Series C, Class III, 6.25%, 7/1/2014	475,000	498,104
Utah Housing Finance Agency, Single Family Mortgage, RB, Series F-1, Class I, 5.5%, 7/1/2016	240,000	251,153
Weber County, Utah, Municipal Building Authority, RB, RADIAN, 6.75%, 12/15/2004	960,000	1,015,709
		6,258,649
Vermont 0.3%
Vermont Education & Health Building Finance Authority, Norwich University Project, RB: 4.75%, 7/1/2004	150,000	154,268
5.0%, 7/1/2006	275,000	286,085
5.0%, 7/1/2007	310,000	321,591
5.75%, 7/1/2013	525,000	546,304
		1,308,248
Virginia 1.1%
Chesterfield County, Virginia, Industrial Development Authority, Multi-Family Housing, Winchester Greens, RB, Standby LOC: 5.0%, 7/1/2014	170,000	174,459
5.2%, 7/1/2019	135,000	137,344
Newport News, Virginia, Industrial Development Authority, Mennowood Communities, RB, Series A, GNMA, 7.25%, 8/1/2016	860,000	952,717
Richmond, Virginia, Metro Expressway Authority, RB, ETM, AMBAC, 7.0%, 10/15/2013	2,185,000	2,576,989
Suffolk, Virginia, Redevelopment and Housing Authority, Multi-Family Housing Revenue, Brooke Ridge LLC, RB, ACA, 5.25%, 10/1/2018	165,000	167,221
Virginia Housing Development Authority, Multi-Family Mortgage, RB, 6.3%, 11/1/2008	155,000	155,000
Virginia Housing Development Authority, Multi-Family Mortgage, RB, Series D, 6.8%, 11/1/2009	600,000	612,000
Virginia Housing Development Authority, RB, 6.1%, 1/1/2007	150,000	155,212
		4,930,942
Washington 4.2%
Grays Harbor County, Washington, Public Utility District Number 1, RB, ETM, 5.375%, 1/1/2006	170,000	178,580
King County, Washington, Housing Authority, Housing Revenue, Vashon Community Care Center, RB, Series A, GNMA, 5.0%, 9/20/2042	5,000,000	5,748,950
King County, Washington, Housing Authority, Multi-Family Mortgage, Section 8 Assisted, RB, Series A, 7.0%, 8/1/2003	125,000	125,691
King County, Washington, Housing Authority, Multi-Family Mortgage, Section 8 Assisted, RB, Series B, 7.0%, 8/1/2003	40,000	40,220
Quinault Indian Nation, Washington, Entertainment Revenue, RB, ACA, 5.8%, 12/1/2015	300,000	315,687
Seattle, Washington, Light & Power Revenue, RB, FSA, 5.5%, 3/1/2019	5,820,000	6,187,067
Seattle, Washington, Low Income Housing Assistance Authority, Kin on Project, RB, Series A, GNMA, 7.4%, 11/20/2036	1,132,000	1,304,585
Spokane, Washington, Housing Authority, Valley 206 Apartments, RB, Series A, 5.625%, 4/1/2028	755,000	705,246
Spokane, Washington, Housing Authority, Valley 206 Apartments, RB, Series B, LOC, 5.75%, 4/1/2028	395,000	380,191
Washington Health Care, Nursing Home Revenue, Grays Harbor Community Hospital, RB, RADIAN, 5.85%, 7/1/2012	1,000,000	1,106,090
Washington Housing Finance Commission, Convention Deferred Interest, RB, Series 4A, AMT, FNMA/GNMA, 0.0%, 12/1/2020 (b)	2,440,000	1,699,484
Washington Housing Finance Commission, Nonprofit Housing Revenue, Presbyterian Ministries, RB, Series A, ACA: 5.1%, 1/1/2014	995,000	979,468
5.3%, 1/1/2019	840,000	814,750
		19,586,009
West Virginia 0.4%
Beckley, West Virginia, Nursing Facility, Beckley Healthcare Corp. Project, RB, Standby LOC: 5.55%, 9/1/2008	190,000	192,058
5.7%, 9/1/2009	150,000	151,765
Harrison County, West Virginia, CMO, Series B, AMBAC, 0.0%, 10/20/2010 (b)	2,127,000	1,251,399
Marshall County, West Virginia, Capital Appreciation, RB, MBIA, 0.0%, 5/1/2014 (b)	875,000	364,088
		1,959,310
Wisconsin 2.0%
Oshkosh, Wisconsin, Hospital Facility, Mercy Medical Center, RB, Prerefunded @ 100, 7.375%, 7/1/2009 (e)	130,000	153,378
Pewaukee, Wisconsin Industrial Development Authority, Lake County Development Project, RB, AMT, LOC: 5.8%, 6/1/2004	100,000	104,434
5.9%, 6/1/2005	105,000	109,699
6.0%, 6/1/2006	130,000	135,593
Shell Lake, Wisconsin, Nursing Home Revenue, Terraceview Living, RB, GNMA, 5.3%, 9/20/2018	1,185,000	1,195,203
Whitewater, Wisconsin, Waterworks Systems Mortgage, RB, 7.5%, 7/1/2016	185,000	217,562
Wisconsin Health & Educational Facilities, Revenue Authority, RB, ACA, 6.0%, 5/15/2016	1,000,000	1,066,020
Wisconsin Health & Educational Facilities, Sister Sorrowful Mothers, RB, Series A, MBIA: 5.1%, 8/15/2007	850,000	924,681
5.3%, 8/15/2009	890,000	962,927
Wisconsin Health & Educational Facilities, Viterbo College Inc. Project, RB, LOC: 5.25%, 2/1/2004	110,000	113,666
5.4%, 2/1/2005	95,000	100,088
5.75%, 2/1/2012	390,000	405,729
6.0%, 2/1/2017	405,000	417,952
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, RB, Series C, FHA, 6.25%, 9/1/2017	1,315,000	1,356,251
Wisconsin Housing & Economic Development Authority, Housing Revenue, RB, MBIA, 5.8%, 11/1/2013	1,580,000	1,631,634
Wisconsin Housing & Economic Development Authority, RB, Series B, AMT, 4.95%, 9/1/2009	305,000	319,243
		9,214,060
Wyoming 0.3%
Cheyenne, Wyoming, Federal Mineral Royalty, RB, 6.2%, 6/1/2009	695,000	720,152
Teton County, Wyoming, Hospital, St. John's Hospital, RB, ACA, 5.0%, 12/1/2003	250,000	256,873
Wyoming Community Development Authority, RB, Series 5, AMT, 5.7%, 12/1/2007	145,000	156,079
Wyoming Community Development Authority, Single Family Mortgage, RB, Series B, AMT, 8.125%, 6/1/2021	25,000	25,028
		1,158,132
Total Municipal Investments (Cost $441,005,865)		454,417,209

	Shares	Value ($)

Cash Equivalents 2.0%
Provident Institutional Municipal Cash Fund	9,167,843	9,167,843
Total Cash Equivalents (Cost $9,167,843)		9,167,843

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $450,173,708) (a)	98.9	463,585,052
Other Assets and Liabilities, Net	1.1	5,130,202
Net Assets	100.0	468,715,254

(a) The cost for federal income tax purposes was $450,175,111. At October 31, 2002, net unrealized appreciation for all securities was $13,409,941. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess value over tax cost of $15,127,612 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,717,671.
(b) Zero Coupon Security.
(c) Mandatory Put/Tender Security. The mandatory put/tender date is shown as the maturity date on the Portfolio of Investments.
(d) Variable Rate Security. The rate reported on the Portfolio of Investments is the rate in effect as of October 31, 2002.
(e) Prerefunded Security. The prerefunded date is shown as the maturity date on the Portfolio of Investments.

The following abbreviations are used in portfolio descriptions:
AMT	Income from security may be subject to alternative minimum tax
COP	Certificate of Participation
ETM	Escrowed to Maturity
GO	General Obligation
LOC	Letter of Credit
RB	Revenue Bond

The following organizations have provided underlying credit support for the securities as defined in the Portfolio of Investments:

ACA	American Capital Access
AMBAC	AMBAC Assurance Corp.
AXA	Multi-Line Insurance
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Board
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
HUD	Housing & Urban Development
MBIA	Municipal Bond Investors Assurance
RADIAN	RADIAN Asset Assurance Incorporated

Scudder Short-Term Municipal Bond Fund	Principal Amount ($)	Value ($)

Municipal Investments 93%
Alabama 0.9%
Alabama, Senior Care Revenue, Special Care Finance Authority, RB, ETM, 5.0%, 11/1/2005	970,000	1,052,256
Auburn, Alabama, GO, 4.85%, 11/1/2011	953,292	953,711
Auburn, Alabama, Industrial Development Revenue Board, Auburn Hotel Ltd. Project, RB, Series A, AMT: 8.0%, 12/1/2004 (d)	200,000	219,190
8.5%, 12/1/2013 (d)	500,000	556,630
Jacksonville, Alabama, Hospital Building Authority Revenue, RB, ETM, 7.25%, 4/1/2004	470,000	492,692
		3,274,479
Alaska 0.8%
Alaska Housing Finance Corp., RB, MBIA, 6.0%, 12/1/2015	2,275,000	2,399,852
Valdez, Alaska, Marine Terminal Revenue, ARCO Pipe Line Co. Project, RB, Prerefunded @ 100, 6.0%, 8/1/2003 (e)	370,000	380,863
		2,780,715
Arizona 1.2%
Arizona Health Facilities, Authority Hospital System Revenue Refunding, RB, ETM, MBIA, 6.25%, 9/1/2011	75,000	78,602
Maricopa County, Arizona Hospital Revenue, Camelback Hospital Project, RB, ETM, 7.3%, 9/1/2003	45,000	46,879
Maricopa County, Arizona, Industrial Development Authority, Phoenix West Prison Project, Series B, RB, ACA, 4.0%, 7/1/2004 (g)	620,000	621,488
Maricopa County, Arizona, Industrial Development Authority, Lutheran Hospital & Homes, RB, ETM, 6.75%, 12/1/2003	250,000	259,607
Maricopa County, Arizona, Samaritan Health Service, RB, ETM, 6.75%, 1/1/2004	155,000	158,687
Phoenix, Arizona, Multi-Family Housing Revenue, Industrial Development Authority, Series B, RB, GNMA: 3.65%, 10/20/2007 (g)	505,253	504,631
4.75%, 10/20/2014 (g)	1,395,000	1,377,521
Tempe, Arizona, Industrial Development Authority, Multi-Family Revenue, RB, FHA, 5.625%, 6/1/2003	250,000	251,375
University of Arizona, University Revenues System, RB, 5.9%, 6/1/2006	1,000,000	1,072,900
		4,371,690
Arkansas 0.4%
Arkansas Development Finance Authority, Single Family Mortgage Revenue, RB, Series A, FHA, 8.0%, 8/15/2011	265,000	270,960
Little Rock, Arkansas, Residential Housing & Public Facility Board, RB, Series B, 0.0%, 7/15/2011 (b)	255,000	139,528
Mississippi County, Arkansas, Hospital Revenue, RB, AMBAC, ETM, 7.25%, 11/1/2002	150,000	150,000
Rogers, Arkansas, Residential Housing Facility Board, Innisfree Apartment Project, RB, Mandatory Put @ 100 LOC, 4.875%, 5/1/2003 (c)	930,000	927,852
Springdale, Arkansas, Residential Housing & Healthcare Facility Board, RB, Series A, FNMA, 7.65%, 9/1/2011	82,410	91,182
		1,579,522
California 4.6%
Abag, California, Finance Authority for Nonprofit Corp., American Baptist Homes, COP, Series A, 5.5%, 10/1/2007	250,000	251,215
Arlington Community Hospital Corp., California Revenue, RB, ETM, 8.0%, 6/1/2004	55,000	58,556
California Statewide Communities Development Authority, Multi-Family Housing Revenue, RB, AMT, FNMA, 4.7%, 10/15/2012	1,185,000	1,237,294
California Statewide Communities Development Authority, Multi-Family Housing Revenue, RB, FNMA: 4.25%, 7/1/2012	1,040,000	1,028,580
4.5%, 1/1/2006 (g)	300,000	307,638
5.0%, 1/1/2004 (g)	300,000	301,033
5.25%, 7/1/2022	4,630,000	4,584,857
California Water Resource Development, GO, Series Q, 5.1%, 3/1/2008	150,000	150,352
California, Single Family Housing Revenue, Mortgage Finance Authority, Series B, RB, GNMA, 7.75%, 9/1/2026	700,000	719,852
California, Single Family Housing Revenue, Mortgage Finance Authority, Series C, RB, 6.75%, 3/1/2024	5,000,000	5,301,700
Foster City, California, Public Housing Revenue, Community Development Agency Tax Allocation, 6.75%, 9/1/2020	1,305,000	1,419,788
Los Angeles, California, Public Facility Corp., RB, ETM, 5.4%, 8/1/2007	90,000	97,960
Placer County, California, Water Agency, Middle Fork Project, RB, 3.75%, 7/1/2012	280,000	261,624
Riverside County, California, Housing Authority, Multi-Family Housing Revenue, El Dorado Apartments Project, RB, Mandatory Put @ 100, Series A, FNMA,5.40%, 6/1/2003 (c)	415,000	421,001
Sacramento County, California, Housing Authority, Multi-Family Housing Revenue, Fairways I Apartments, RB, FNMA, 5.875%, 2/1/2008	250,000	250,418
San Bernardino County, California, Single Family Mortgage Revenue, Series B, AMT, FNMA/GNMA, 4.875%, 5/1/2015	200,000	203,150
San Diego, California, Housing Authority Multi-Family Housing Revenue, Hollywood Palms Apartments, RB, Series C, AMT, FNMA, 5.1%, 11/1/2013	350,000	358,764
Santa Clara County, California, Housing Authority, Amberwood Apartments Project, RB, Series C, FNMA, 4.75%, 10/1/2007	50,000	52,516
		17,006,298
Colorado 3.2%
Adams County, Colorado, Multi-Family Housing Revenue, Series A, RB, FNMA, 1.85%, 1/15/2014	4,800,000	4,800,000
Aurora, Colorado, Industrial Development Revenue, RB, Series A, 5.375%, 12/1/2011	365,000	372,669
Aurora, Colorado, Single Family Mortgage Revenue, RB, Series A, 7.3%, 5/1/2010	55,000	55,191
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center, RB, ACA, 6.6%, 1/15/2020	400,000	414,704
Colorado Housing & Finance Authority, Single Family Housing Program, RB, AMT, Series E, 6.25%, 12/1/2009	20,000	20,549
Colorado Housing Finance Authority, Single Family Program, Series B, RB: 4.875%, 4/1/2007	255,000	262,321
4.625%, 11/1/2005	10,000	10,099
Colorado, Sports, Expo & Entertainment Revenue, Series A, GO, RADIAN, 5.625%, 12/15/2016	500,000	535,355
Colorado, Sports, Expo & Entertainment Revenue, Series B, GO, RADIAN, 5.625%, 12/15/2016	1,250,000	1,338,388
Denver, Colorado, City and Couny Single Family Mortgage Revenue, RB, AMT, GNMA, 0.0%, 8/1/2029 (b)	15,125,000	3,154,470
El Paso County, Colorado, Colonial Multi-Family Mortgage Revenue, Cottonwood Terrace Project, RB, GNMA, 5.25%, 9/20/2003	5,000	5,031
Fruita, Colorado, GO, ETM, AMBAC, 9.25%, 4/1/2003	645,000	665,201
		11,633,978
Connecticut 0.2%
Connecticut Health & Educational Facilities, Lutheran General Health Care System, RB, ETM, 7.25%, 7/1/2004	40,000	42,334
Stamford, CT, Multi-Family Housing Revenue, Housing Authority, RB, AMT, 4.75%, 12/1/2028	695,000	684,881
		727,215
Delaware 0.7%
Delaware Economic Development Authority Revenue, Osteopathic Hospital Association of Delaware, RB, Prerefunded @ 102, 9.50%, 1/1/2004 (e)	2,240,000	2,526,317
District of Columbia 2.3%
District of Columbia Housing Finance Agency, Multi-Family Housing Revenue, Rockburne Estates, RB, AMT, GNMA, 5.2%, 2/20/2009	345,000	365,400
District of Columbia Housing Finance Agency, Multi-Family Housing Revenue, Stanton Glenn Apartments, RB, AMT, FHA, 5.6%, 11/1/2010	1,305,000	1,417,165
District of Columbia, Higher Education Revenue, RB, AMBAC, 5.75%, 10/1/2016	5,985,000	6,560,517
		8,343,082
Florida 3.3%
Brevard County, Florida, Housing Finance Authority, Homeowner Mortgage Revenue, RB, Series B, GNMA, 6.5%, 9/1/2022	915,000	1,012,246
Broward County, Florida, Water & Sewer Revenue, RB, Prerefunded, 6.875%, 9/1/2008 (e)	65,000	73,203
Dade County, Florida, Port Authority Revenue, RB, Series C, Prerefunded @100, 5.5%, 10/1/2007 (e)	440,000	468,714
Dade County, Florida, Single Family Housing Revenue, Housing Financial Authority, Series B-1, RB, GNMA/FNMA, 6.1%, 4/1/2027	190,468	204,531
Daytona Beach, Florida, Water & Sewer Revenue, RB, Series 1978, ETM, 6.75%, 11/15/2007	90,000	103,374
FHA Insured Trust, Florida, Series 1996-1, Class A-1,	248,591	253,563
Florida Board of Education Public Education, GO, Series C, ETM, 6.0%, 5/1/2004	1,000,000	1,003,410
Florida Board of Public Education, GO, ETM, 6.2%, 5/1/2006	500,000	511,775
Florida Housing Finance Agency, Multi-Family Housing Revenue, Charleston, Series I, RB, FHLMC, 1.85%, 7/1/2031	2,375,000	2,375,000
Florida Housing Finance Agency, Multi-Family Housing Revenue, RB, 5.5%, 11/1/2005	160,000	160,090
Florida Housing Finance Agency, Single Family Mortgage, Series B, RB, AMT, GNMA/FNMA, 6.55%, 7/1/2017	495,000	514,983
Fort Meyers, Florida, Improvement Revenue Authority, Special Assessment, Prerefunded @ 100, 7.05%, 7/1/2005 (e)	275,000	283,954
Hillsborough County, Florida Industrial Development Authority Revenue, Allegheny Health System, J. Knox Village, RB, Prerefunded @ 100, MBIA, 6.375%, 12/1/2012 (e)	1,000,000	1,020,000
Hillsborough County, Florida Utility Refunding Revenue, RB, ETM, MBIA, 9.75%, 12/1/2003	495,000	518,686
Hillsborough County, Florida, Port District Revenue, Second Lien, RB, MBIA: 0.0%, 12/1/2008 (b)	1,565,000	1,133,420
0.0%, 6/1/2010 (b)	1,565,000	1,033,072
0.0%, 12/1/2012 (b)	1,365,000	777,245
Largo, Florida, Sewer Revenue RB, ETM, 7.0%, 10/1/2003	30,000	31,299
Miami-Dade County, Florida, Public Housing Revenue, RB, FSA, 3.9%, 12/1/2008 (g)	250,000	251,442
Orange County, Florida, Housing Finance Authority, Multi-Family Revenue, Sun Lake Apartments Project, RB, Series B, Mandatory Put @ 100, FNMA, 5.375%, 11/1/2005 (c)	320,000	332,448
		12,062,455
Georgia 2.8%
Atlanta, Georgia, Urban Residential Finance Authority, Multi-Family Revenue, Shamrock Garden Apartments Project, RB, AMT, FNMA, 5.1%, 10/1/2014	365,000	373,764
Atlanta, Georgia, Urban Residential Financial Authority, Multi-Family Revenue, COP, Mandatory Put @ 100, LOC, 4.0%, 10/1/2006 (c)	4,950,000	5,028,952
Augusta-Richmond County, Georgia, Coliseum Revenue Authority, RB, ETM, 6.3%, 2/1/2010	355,000	400,280
Burke County, Georgia, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., RB, ETM, MBIA, 7.5%, 1/1/2003	101,000	101,981
Canton, Georgia, Multi-Family Housing Authority, Canterbury Ridge Apartments Project, RB, FNMA, AMT	410,000	431,468
Cobb County, Georgia, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, RB, Mandatory Put @ 100, FNMA, 4.75, 3/1/2012 (c)	2,905,000	3,022,594
Dekalb County, Georgia, Industrial Development Authority, RB, LOC, 5.4%, 11/1/2003	65,000	65,170
Douglas County, Georgia, Housing Authority Multi-Family Housing Revenue, Millwood Park Apartments, RB, AMT, FNMA 5.1%, 1/1/2009	340,000	358,306
Fulton County, Georgia, Housing Authority, Single Family Mortgage, RB, Series A, AMT, GNMA, 6.2%, 3/1/2013	45,000	45,644
Marietta, Georgia, Housing Authority Multi-Family Housing Revenue, Wood Knoll, RB, Mandatory Put @ 100, 4.75%, 7/1/2004 (c)	495,000	495,440
		10,323,599
Idaho 1.5%
Bingham County, Idaho, Industrial Development Revenue, Industrial Development Corp. Idaho Supreme Potatoes Inc., RB, LOC, 4.85%, 11/1/2002	65,000	65,000
Boise City, Idaho, Industrial Development Corp., Western Trailer Co. Project, RB, AMT, LOC, 4.75%, 12/15/2002	230,000	230,603
Idaho Housing Agency, Single Family Mortgage, RB, Series A, Class I, AMT, 5.45%, 7/1/2021	250,000	255,347
Idaho Housing Agency, Single Family Mortgage, RB, Series B-2, AMT, 6.5%, 7/1/2025	280,000	281,448
Idaho Housing Agency, Single Family Mortgage, RB, Series B-2, Class I, AMT, 5.6%, 7/1/2021	250,000	257,942
Idaho Housing Agency, Single Family Mortgage, RB, Series C, Class I, AMT, 5.5%, 7/1/2021	300,000	305,127
Idaho Housing Agency, Single Family Mortgage, RB, Series C-1, 7.65%, 7/1/2010	60,000	60,077
Idaho Housing Agency, Single Family Mortgage, RB, Series E, AMT, 5.95%, 7/1/2020	500,000	525,680
Idaho Housing Agency, Single Family Mortgage, RB, Series E, Class I, AMT, 5.35%, 7/1/2021	300,000	304,422
Idaho Housing Agency, Single Family Mortgage, RB, Series F-1, Class I, AMT, 5.85%, 7/1/2020	370,000	386,683
Idaho Housing Agency, Single Family Mortgage, RB, Series G-2, AMT: 5.75%, 1/1/2014	90,000	93,965
5.8%, 7/1/2020	500,000	520,975
Idaho Housing Agency, Single Family Mortgage, RB, Series G-2, Class III, AMT, 5.95%, 7/1/2019	1,200,000	1,268,232
Idaho Housing Agency, Single Family Mortgage, RB, Sub Series H-2, AMT, FHA, 5.85%, 1/1/2014	735,000	784,745
		5,340,246
Illinois 8.0%
Chicago, Illinois, Park District, Capital Improvement, GO, Partially Prerefunded: $10,615,000 @ 102, FGIC, 6.05%, 1/1/2013 (e)	750,000	769,680
Chicago, Illinois, Single Family Mortgage Revenue, RB, GNMA/FHLMC: 3.5%, 4/1/2026	3,000,000	3,218,940
3.5%, 4/1/2027	1,500,000	1,630,950
5.375%, 1/1/2016	3,320,000	3,569,664
Cook County, Illinois, School District GO, School District No. 081: 5.25%, 12/1/2003	245,000	245,385
5.25%, 12/1/2004	410,000	410,644
5.25%, 12/1/2005	430,000	430,675
5.25%, 12/1/2006	450,000	450,706
5.25%, 12/1/2007	475,000	475,746
5.25%, 12/1/2008	500,000	500,785
5.75%, 12/1/2012	1,000,000	1,002,070
Countryside, Illinois, Multi-Family Housing Revenue, Series A, RB, LOC, 5.25%, 7/1/2023	305,000	306,738
East St. Louis, Illinois, Multi-Family Housing Revenue, Series A, RB, MBIA, 5.875%, 1/1/2006	120,000	123,324
Elmhurst, Illinois, County GO, Park District : 6.2%, 6/1/2007	100,000	100,342
6.3%, 6/1/2008	100,000	100,346
Illinois Health Facilities Authority Revenue, Midwest Physician Group Ltd. Project, RB, ETM, 7.5%, 11/15/2004	50,000	53,106
Illinois Health Facilities Authority Revenue, RB, 5.25%, 11/15/2013	1,000,000	1,060,270
Illinois Health Facilities Authority Revenue, RB, Series A, FSA, 7.6%, 8/15/2010	750,000	769,350
Illinois Health Facilities Authority, Evangelical Hospital Association Project, RB, ETM, 6.6%, 10/1/2003	215,000	223,523
Illinois Health Facilities Authority, Midwest Group LTD, RB, ACA, 5.375%, 11/15/2008	2,690,000	2,915,745
Illinois Health Facilities Authority, Thorek Hospital & Medical Center, RB, ACA, 4.55%, 8/15/2003	25,000	25,175
Illinois Health Facilities Revenue Authority, Community Hospital of Ottawa Project, RB, 6.75%, 8/15/2014	300,000	312,051
Illinois Health Facilities Revenue Authority, Ravenswood Hospital Medical Center Project, RB, ETM, 7.25%, 8/1/2006	100,000	110,303
Illinois Industrial Development Finance Authority, Rayner & Rinn-Scott Project, RB, AMT, LOC: 5.65%, 6/1/2003	160,000	162,869
5.7%, 6/1/2004	170,000	177,310
6.35%, 6/1/2015	195,000	208,215
Illinois Onterie Center Housing Finance Corp., Onterie Center Project, RB, MBIA/FHA, 7.0%, 7/1/2012	3,000,000	3,064,860
Illinois Toll Highway Authority, RB, Prerefunded @ 100, 6.75%, 1/1/2010 (e)	270,000	298,569
Illinois, GO, 5.5%, 8/1/2013	2,000,000	2,097,240
Northern Illinois University, RB, ETM, 7.125%, 4/1/2005	185,000	197,654
Palatine County, Illinois, Tax Increment Revenue, Dundee Road Redevelopment Project, Tax Allocation Bond, AMBAC, 5.25%, 1/1/2017	1,500,000	1,554,135
Palatine County, Illinois Multi-family Housing, Clover Ridge East Apartments, RB, Mandatory Put @ 100, LOC B,C, 4.75%, 12/15/2007 (c)	630,000	632,029
Rockford, Illinois, Hospital Facility Revenue, Swedish-Amern Hospital Association, RB, ETM, 7.25%, 4/1/2004	315,000	329,562
Urbana, Illinois, Residential Mortgage Revenue, RB, ETM, 7.3%, 9/1/2006	1,805,000	1,959,652
		29,487,613
Indiana 8.0%
Greater Jasper, Indiana, School Building Corp. Industrial, RB, State Aid Withholding, 5.75%, 1/1/2003	235,000	236,490
Greater Jasper, Indiana School Building Corp., RB, State Aid Withholding, 5.75%, 7/1/2003	235,000	238,819
Indiana Bond Bank Revenue, State Revolving Fund Program, RB, 6.0%, 2/1/2016	1,500,000	1,594,770
Indiana Health Facility Financing Authority, Hospital Revenue, Community Hospital Improvements Project, RB, MBIA, 6.4%, 5/1/2012	2,000,000	2,046,720
Indiana Health Facility Financing Authority, Hospital Revenue, Union Hospital Inc., RB, MBIA, 5.125%, 9/1/2018	6,000,000	6,052,260
Indiana Transportation Finance Authority Airport Facilities Lease Revenue, RB, Series A, 6.5%, 11/1/2007	960,000	982,224
Indianapolis, Indiana, Industrial Economic Development Authority, Knob in the Woods Project, RB, Mandatory Put @ 100, AMT, FNMA, 6.375%, 12/1/2004 (c)	2,785,000	2,953,409
Jasper, Indiana, Hospital & Healthcare Revenue, Hospital Authority Facility, RB, RADIAN, 3.4%, 11/1/2007	1,060,000	1,060,488
La Porte County, Indiana , Hospital Authority, La Porte Hospital, Inc., RB, Prerefunded @ 102, 6.25%, 3/1/2012 (e)	50,000	51,723
Lawrence, Indiana, Multi-Family Housing Revenue, Series A, 3.0%, 7/1/2004	1,425,000	1,425,570
Lawrence, Indiana, Multi-Family Housing Revenue, Pinnacle Apartments Project, RB, Mandatory Put @ 100, AMT, FNMA, 5.15%, 1/1/2008 (c)	2,115,000	2,201,356
Michigan City, Indiana, Area Schools Participation Certificates, COP, AMBAC, 5.8%, 6/15/2004	2,000,000	2,029,520
Michigan City, Indiana, Pollution Control Revenue, Northern Indiana Public Service Co. Project, RB, 5.7%, 10/1/2003	1,045,000	1,060,476
Mooresville, Indiana, School Building Corp, RB, FSA, 5.0%, 7/15/2015	5,000,000	5,250,100
Northwest Allen, Indiana, Building Corp., First Mortgage, RB, MBIA, 5.5%, 6/1/2015	1,730,000	1,861,082
Vigo County, Indiana, Hospital Authority, RB, ETM, 6.875%, 4/1/2004	115,000	119,931
Wells County, Indiana, Hospital Authority Revenue, RB, ETM, 7.25%, 4/1/2009	225,000	248,096
		29,413,034
Iowa 0.2%
Des Moines, Iowa, Hospital Revenue Authority, Fairview Community, Lutheran Hospital, MBIA, ETM, 9.5%, 11/15/2002	475,000	476,425
Muscatine, Iowa, Electric Revenue, RB, ETM, 6.5%, 1/1/2004	210,000	217,503
		693,928
Kansas 0.5%
Kansas City, Kansas, Hospital Revenue, RB, ETM, 7.5%, 6/1/2004	130,000	137,424
Kansas City, Kansas, Multi-Family, Rainbow Heights Apartments, RB, FNMA, 4.95%, 12/1/2007	1,135,000	1,141,243
Wichita, Kansas, Hospital Revenue, RB, ETM: 6.0%, 7/1/2004	180,000	187,742
7.0%, 3/1/2006	275,000	298,848
		1,765,257
Kentucky 0.3%
Campbell & Kenton Counties, Kentucky, Sanitation District Revenue Authority, RB, ETM, 6.375%, 8/1/2003	170,000	173,704
Henderson, Kentucky, Electric Light & Power Revenue, RB, 5.7%, 3/1/2003	50,000	50,162
Kentucky Rural Economic Development Authority, Whiting Manufacturing Project Co., RB, Optional Put @ 100, AMT, LOC, 5.50%, 12/1/2004 (d) (f)	840,000	841,680
Kentucky, Multi-Family Housing Revenue, Section Eight Assisted Projects, RB, MBIA, 5.4%, 1/1/2009	90,000	90,181
Kentucky, Pollution Abatement, Authority Revenue, RB, ETM, 5.9%, 8/1/2003	35,000	36,011
		1,191,738
Louisiana 1.0%
Calcasieu Parish, Louisiana, Mortgage Revenue Authority, RB, Series B, 6.375%, 11/1/2002	5,000	5,000
Louisiana Health Education Authority, Alton Ochsner Medical Foundation Issue-A, RB, ETM, 8.75%, 5/1/2005	300,000	328,275
Louisiana Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, RB, ETM, 7.875%, 7/1/2009	255,000	298,585
Louisiana, Transportation/Tolls Revenue, Prerefunded, RB, 6.125%, 5/1/2010 (e)	2,736,428	3,011,357
		3,643,217
Maine 0.5%
Bucksport, Maine, Solid Waste Disposal Revenue, Champ International Corp. Project, RB, 6.25%, 5/1/2010	430,000	439,094
Maine Finance Revenue Authority, Electronic Rate Stabilization, RB, AMT, FSA, 5.2%, 7/1/2018	1,225,000	1,271,550
		1,710,644
Maryland 4.4%
Anne Arundel County, Maryland, Multi-Family Housing Revenue, Series A, RB, MBIA, 5.875%, 7/1/2011	175,000	179,314
Baltimore County, Maryland, Mortgage Revenue, Liberty Crossing, RB, GNMA, 5.3%, 8/20/2006	50,000	51,732
Baltimore County, Maryland, Mortgage Revenue, RB, FHA, 6.9%, 8/1/2028	1,125,000	1,159,256
Montgomery County, Multi-Family Housing Revenue, RB, 1.85%, 11/1/2007	12,050,000	12,050,000
Prince Georges County, Maryland, Public Housing Revenue, Medical Housing Authority, Series A, RB, GNMA, AMT, 3.9%, 8/20/2012	515,000	507,393
Prince Georges County, Maryland, Public Housing Revenue, Medical Housing Authority, Series A, RB, GNMA, AMT, Step Coupon Bond 3.5% to 6/1/2003 and 5.60% thereafter, 12/1/2034	1,950,000	2,081,313
		16,029,008
Massachusetts 1.6%
Massachusetts Development Finance Agency, Curry College, Series A, RB, ACA, 4.1%, 3/1/2004	90,000	92,005
Massachusetts Educational Loan Revenue Authority, RB, Series A-Issue D, MBIA, 7.75%, 1/1/2008	115,000	115,579
Massachusetts Health & Educational Facilities Revenue Authority, New England Medical Center Hospitals, RB, FGIC, 6.625%, 7/1/2025	500,000	511,670
Massachusetts Health and Educational Facilities Authority Revenue, RB, Series C, MBIA, 7.375%, 7/1/2008	115,000	115,524
Massachusetts Housing Finance Agency, RB, FNMA, 6.875%, 11/15/2011	2,000,000	2,026,500
Massachusetts Housing Finance Agency, Residential Development, RB, FNMA, 6.8%, 11/15/2012	3,000,000	3,064,920
Massachusetts Industrial Finance Agency, Ames Safety Envelope Co., RB, AMT, LOC, 5.91%, 9/1/2005	75,000	79,268
		6,005,466
Michigan 1.7%
Detroit, Michigan, Water Supply System, RB, Prerefunded @ 102, ETM, FGIC, 6.25%, 7/1/2012 (e)	180,000	192,289
Detroit, Michigan, Water Supply, RB, ETM, 8.875%, 1/1/2005	1,295,000	1,396,243
Michigan Hospital Finance Authority, Saint Joseph Mercy Hospital Project, RB, ETM, 7.0%, 7/1/2005	80,000	86,083
Michigan Hospital Financial Authority Revenue, St. Joseph Mercy Hospital Ann Harbor, RB, ETM, 9.25%, 7/1/2003	70,000	73,179
Michigan Housing Development Authority, Parkway Meadows Project, RB, FSA, 6.625%, 10/15/2006	1,425,000	1,486,417
Michigan Municipal Bond Revenue Authority, Wayne County Project, GO, ETM, MBIA, 7.4%, 12/1/2002	335,000	336,598
Michigan Strategic Fund Limited, Obligation Revenue, Ford Motor Co., RB, 7.1%, 2/1/2006	125,000	130,743
Michigan Strategic Fund Limited, Obligation Revenue, Friendship Associates, RB, GNMA, 3.8%, 6/20/2005 (g)	600,000	607,266
Michigan Strategic Fund Limited, Obligation Revenue, United Jewish Project, RB, LOC, 5.75%, 1/1/2012	2,000,000	2,000,000
		6,308,818
Minnesota 0.6%
Minneapolis & St. Paul, Minnesota, Metropolitan Airport Communication, GO, RB, 5.2%, 12/1/2002	400,000	401,196
Minnesota Higher Education Facilities Authority Revenue, Carleton College, RB, 5.625%, 3/1/2007	165,000	167,003
Monticello, Minnesota, School District #882, GO, MBIA, 5.4%, 2/1/2015	1,500,000	1,605,705
St. Paul, Minnesota, Port Authority, Hospital Revenue, RB, ETM, 7.75%, 7/1/2004	160,000	170,130
		2,344,034
Mississippi 0.3%
Business Finance Corp., Landau Uniforms Project, RB, AMT, LOC: 5.8%, 9/1/2004	260,000	265,756
5.9%, 9/1/2005	265,000	270,801
Corinth & Alcorn County, Mississippi Magnolia Regional Health Center, Series A, RB, 4.75%, 10/1/2003	405,000	409,143
		945,700
Missouri 8.3%
Des Peres, Missouri, Sales & Special Tax Revenue, Tax Increment, Series B, 4.4%, 4/15/2014	2,000,000	1,964,640
Kansas City, Missouri, Individual Development Authority, Multi-Family Housing Revenue, RB, FHLMC, 1.85%, 11/1/2030	14,000,000	14,000,000
Kansas City, Missouri, Individual Development Authority, Multi-Family Housing, Jazz Hill Homes Project Series B, RB, AMT, GIC, 4.75%, 1/1/2005	2,000,000	1,993,780
Missouri Freeman Hospital, RB, ETM, 6.75%, 8/1/2003	25,000	25,879
Missouri Housing Development Community, Single Family Mortgage, RB, 6.0%, 3/1/2025 (g)	10,500,000	10,917,060
Missouri Housing Development Community, Single Family Mortgage, RB, AMT, GNMA: 6.625%, 12/1/2017	185,000	188,019
7.45%, 9/1/2031	1,195,000	1,299,276
St. Louis County, Missouri, Multi-Family Housing Revenue, Industrial Development Authority, RB, 5.2%, 11/15/2029	150,000	151,992
St. Louis County, Missouri, Single Family Mortgage, RB, AMBAC, 9.25%, 10/1/2016	90,000	91,946
		30,632,592
Montana 0.3%
Montana Higher Education Assistance, RB, Series C AMT, 5.95%, 12/1/2012	970,000	991,679
Nebraska 1.6%
Clay County, Nebraska, Industrial Development Revenue, Hybrids Cooperative Project, RB, AMT, LOC: 4.3%, 3/15/2003	375,000	377,486
4.75%, 3/15/2009	1,000,000	1,014,770
Fillmore County, Nebraska, Industrial Development Revenue, Omalley Grain Inc. Project, RB, AMT, LOC: 4.2%, 12/1/2003	155,000	157,810
4.3%, 12/1/2004	150,000	154,341
4.4%, 12/1/2005	170,000	175,414
4.5%, 12/1/2006	175,000	179,121
4.6%, 12/1/2007	185,000	188,332
4.7%, 12/1/2008	190,000	192,632
Nebhelp Inc., Nebraska, Student Loan Program, RB, MBIA, AMT, 5.875%, 6/1/2014	1,690,000	1,744,063
Nebraska Investment Finance Authority, Multi-Family Housing, Old Cheney Apartments, RB, Series A, Mandatory Put @ 100, FNMA, 5.50%, 12/1/2005 (c)	1,465,000	1,531,189
		5,715,158
Nevada 0.6%
Nevada Housing Division, Multi Unit Housing Revenue, RB, Issue A, AMT, FNMA, 6.45%, 10/1/2004	35,000	35,772
Nevada Housing Division, Single Family Mortgage, RB, Series A, AMT, 5.15%, 10/1/2014	1,180,000	1,210,491
Nevada, GO, Series A, 5.6%, 7/15/2006	1,000,000	1,066,870
Washoe, Nevada, Housing Finance Corp., Multi-Family Revenue, Golden Apartments II, RB, MBIA/FHA, 6.875%, 7/1/2021	40,000	40,446
		2,353,579
New Hampshire 0.9%
New Hampshire Higher Educational & Health Facilities Revenue Authority, Elliot Hospital Manchester, RB, ETM, 6.7%, 10/1/2004	15,000	15,608
New Hampshire Higher Educational & Health Facilities Revenue Authority, Kendal at Hanover Issue, RB, LOC, 5.8%, 10/1/2012	1,000,000	1,002,450
New Hampshire Higher Educational & Health Facilities Revenue Authority, St. Anselm College, RB, 6.375%, 7/1/2023	2,205,000	2,238,141
New Hampshire Housing Finance Authority, RB, AMT, LOC, 6.125%, 1/1/2018	130,000	130,208
New Hampshire Housing Finance Authority, Single Family Housing, RB, Series B, 7.55%, 7/1/2009	20,000	20,024
		3,406,431
New Jersey 1.6%
Hudson County, New Jersey, Improvement Authority, Solid Waste System Revenue, RB, Prerefunded @ 102, 7.10%, 1/1/2020 (e)	160,000	164,214
Livingston, New Jersey, School District (REV) Lease, Board of Education COP, 3.8%, 8/1/2014	1,455,804	1,401,634
Middletown Township, New Jersey, Improvement, GO, FGIC, 6.8%, 8/1/2003	250,000	253,527
New Jersey, Economic Development Authority Revenue Adjusted, Reformed Church, RB Series B, 4.95%, 12/1/2028	2,220,000	2,221,443
New Jersey Transportation Corp., Capital Grant Anticipation Notes, RB, Series A, AMBAC, 4.5%, 2/1/2004	1,250,000	1,252,275
New Jersey Turnpike Authority, RB, ETM, MBIA, 10.375%, 1/1/2003	5,000	5,072
New Jersey, Higher Education Revenue, Educational Facilities Authority, Series G, RB, 4.875%, 7/1/2004	545,000	560,996
		5,859,161
New Mexico 1.4%
Albuquerque, New Mexico, Class B-2, CMO, FGIC, 0.0%, 5/15/2011 (b)	857,000	470,356
Albuquerque, New Mexico, Industrial Development Revenue, MCT Industries Inc. Project, RB, Series A, AMT, 6.5%, 4/1/2017	4,330,000	4,379,665
Clovis, New Mexico, Hospital Revenue, RB, ETM, 7.375%, 8/1/2003	215,000	223,542
Farmington, New Mexico, Municipal School District, GO, 5.0%, 9/1/2003	155,000	155,408
		5,228,971
New York 0.2%
New York Dormitory Authority Revenues, Capital Appreciation, RB, Series C, FSA A, 0.0%, 7/1/2004 (b)	440,000	410,736
Onondaga County, New York, Industrial Development Agency, Lemoyne College Project, RB, Series A, 5.0%, 3/1/2003	190,000	191,672
Yates County, New York, Industrial Development Agency, Soldiers & Sailors Memorial Hospital, RB, Series A, FHA, 5.0%, 2/1/2009	50,000	50,388
		652,796
North Carolina 1.5%
Fayetteville, North Carolina, Water & Sewer Revenue, Public Works Commission, RB, FGIC, 4.75%, 3/1/2014	5,300,000	5,311,660
North Carolina Medical Care Community Hospital, Duke University Hospital Project, RB, ETM, 6.7%, 7/1/2003	135,000	139,194
Surry County, North Carolina, Industrial Facilities & Pollution Control Financing Revenue Authority, Weyerhaeuser Co. Project, RB, 9.25%, 12/1/2002	45,000	45,108
		5,495,962
North Dakota 0.0%
Minot, North Dakota, Health Care Facilities, RB, ETM, 6.5%, 9/1/2007	135,000	149,571
Ohio 2.1%
Bowling Green, Ohio, Multi-Family Revenue, Village Apartments, RB, GNMA, 4.75%, 9/20/2011	360,000	373,190
Cuyahoga County, Ohio Individual Development Revenue, Chippewa, RB, FHA, 6.6%, 8/1/2015	250,000	257,858
Dayton, Ohio Hospital Revenue, Good Samaritan, RB, ETM, 6.0%, 12/1/2005	430,000	453,551
Elyria, Ohio, Hospital Revenue, RB, ETM, 6.8%, 4/1/2003	85,000	86,650
Franklin County, Ohio, Individual Development, Columbus College Art & Design, RB, LOC, 6.0%, 9/1/2013	1,310,000	1,311,939
Franklin County, Ohio, Multi-Family Revenue, Lincoln Park Project, RB, AMT, GNMA, 5.65%, 4/20/2013	410,000	429,729
Lucas County Hospital, Ohio, Northgate Apartments, Series A, RB, MBIA, 5.35%, 7/1/2010	330,000	335,590
Lucas County Hospital, Ohio, Riverside Hospital Project, RB, ETM, 6.95%, 8/1/2004	25,000	26,507
Lucas County, Ohio, Mercy Hospital Project, RB, ETM, 6.0%, 9/1/2004	385,000	401,636
Mason, Ohio, Health Care Facilities, MCV Health Care Facilities Project, RB, GNMA, 5.25%, 2/20/2020	45,000	45,694
Middletown, Ohio, Improvement Revenue, RB, ETM, 6.375%, 4/1/2006	25,000	26,975
Montgomery County, Ohio, Water & Sewer Revenue, Prerefunded, RB, FGIC, 6.25%, 11/15/2012 (e)	1,500,000	1,532,655
Ohio Building Authority, Astro Instrumentation LLC, RB, AMT: 5.0%, 6/1/2015	485,000	476,978
5.45%, 6/1/2022	660,000	654,245
Ohio Building Authority, Columbus State Office Building, RB, Prerefunded @ 100,10.125%, 10/1/2006 (e)	70,000	72,437
Ohio Housing Finance Agency, Single Family Mortgage, RB, Series A, BIGI, 5.75%, 4/1/2016	305,000	306,373
Ohio Public Housing Revenue, Capital Corp for Housing Mortgage Revenue, Series A, RB, FHA, 5.55%, 8/1/2024	710,000	711,200
Ohio Water Development Authority, Akron Ohio Project, RB, ETM, 8.0%, 12/1/2004	245,000	260,643
Ohio Water Development Authority, Pollution Control Facilities Revenue, Republic Steel Project, RB, ETM, 6.375%, 6/1/2007	45,000	49,299
		7,813,149
Oklahoma 1.7%
Bryan County, Oklahoma, Economic Development Revenue Authority, Single Family Mortgage, RB, Series A, 8.6%, 7/1/2010	50,000	44,921
Canadian County, Oklahoma, Home Finance Authority, Single Family Mortgage Revenue, Mortgage Backed Securities Program, RB, Series B, AMT, GNMA, 5.5%, 9/1/2014	1,255,000	1,302,577
Comanche County, Oklahoma, Home Finance Authority Mortgage Revenue, Multi-Family FHA Diplomat, RB, FNMA/FHA, 5.2%, 12/1/2013	560,000	576,727
Holdenville, Oklahoma, Water & Sewer Revenue, Public Works Authority, RB, MBIA (converts to tax-exempt): 4.5%, 10/1/2017 (g)	460,000	462,581
4.5%, 10/1/2018 (g)	505,000	507,833
Oklahoma City, Oklahoma, Hospital Revenue, RB, ETM, 6.4%, 2/1/2005	295,000	310,334
Oklahoma Environmental Finance, Public Service Co. of Oklahoma, RB, 5.9%, 12/1/2007	1,000,000	1,000,900
Oklahoma Industrial Authority, Baptist Medical Center, RB, ETM, 7.0%, 7/1/2003	115,000	118,597
Oklahoma Turnpike Revenue Authority, RB, ETM, 4.7%, 1/1/2006	185,000	193,240
Ponca City, Oklahoma, Hospital Revenue Authority, RB, ETM, 7.625%, 4/1/2003	30,000	30,670
Stillwater, Oklahoma, Medical Center Authority, ETM, 6.3%, 1/1/2004	150,000	154,168
Tulsa County, Oklahoma, Individual Authority Health Care Revenue, St. Francis Hospital, Inc., RB Series B, Mandatory Put @ 100, 5.15%, 12/15/2003 (c)	750,000	776,873
Tulsa, Oklahoma, Tulsa Individual Authority Revenue, Doctors Medical Center Project, RB, Prerefunded @ 100, 6.625%, 10/1/2007 (e)	180,000	186,950
Tulsa, Oklahoma, Tulsa Industrial Revenue Authority, Hillcrest Medical Center, RB, ETM, 6.5%, 4/1/2007	520,000	569,535
		6,235,906
Oregon 0.1%
Clackamas County, Oregon, Hospital Facilities Authority, Series B, RB, GNMA, 3.95%, 4/20/2009 (g)	525,000	529,725
Pennsylvania 9.3%
Allegheny County, Pennsylvania, Hospital Development Authority Revenue, Allegheny General Hospital, RB, ETM, 6.75%, 5/1/2004	95,000	96,988
Allegheny County, Pennsylvania, Hospital Development Authority, North Hills Passavant Hospital, RB, ETM, 6.75%, 7/1/2005	75,000	80,414
Allegheny County, Pennsylvania, Hospital Development Authority, RB: 5.15%, 12/1/2009	2,675,000	2,843,792
5.2%, 12/1/2010	5,000,000	5,292,400
Allegheny County, Pennsylvania, Residential Finance Mortgage Revenue Authority, Single Family Mortgage, RB, Series DD-2, AMT, GNMA, 4.8%, 11/1/2007	125,000	132,489
Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue, RB, ETM, 6.8%, 7/1/2003	225,000	230,636
Allegheny Valley, Pennsylvania, School District, GO, ETM, 6.0%, 12/1/2003	20,000	20,467
Baldwin Whitehall, Pennsylvania, School Building Revenue Authority, RB, Prerefunded $7,610,000 to 11/15/2003 @ 100, Balance ETM, 6.70%, 11/15/2007 (e)	60,000	62,872
Beaver County, Pennsylvania, Industrial Development & Pollution Control Revenue Authority, RB, 6.0%, 5/1/2007	285,000	282,341
Bensalem Township, Pennsylvania, Water & Sewer Authority, RB, ETM, 5.7%, 11/1/2002	10,000	10,000
Blairsville-Saltsburg, Pennsylvania, School District, GO, ETM, AMBAC, 9.0%, 5/15/2003	70,000	72,748
Bucks County, Pennsylvania, Saint Mary's Hospital Authority, RB, ETM, 6.625%, 7/1/2004	285,000	301,248
Bucks County, Pennsylvania, Water & Sewer Authority Revenue, Collection Sewer System, RB, FGIC, 5.375%, 12/1/2013	900,000	916,560
Butler, Pennsylvania, Area Sewer Authority, Sewer Revenue, RB, Prerefunded @ 100, 7.25%, 7/1/2012 (e)	485,000	512,403
California, Pennsylvania, Area School Building, MBIA, ETM, 5.75%, 5/15/2003	5,000	5,025
Chester County, Pennsylvania, Health & Education Facility, Immaculata College, RB: 4.85%, 10/15/2003	215,000	219,352
4.9%, 10/15/2004	270,000	274,676
Chester County, Pennsylvania, Hospital Authority, RB, ETM, 7.5%, 7/1/2009	20,000	23,190
Clearfield, Pennsylvania, Hospital Revenue Authority, Clearfield Hospital Project, RB, 6.875%, 6/1/2016	270,000	274,058
Erie County, Pennsylvania, Hospital Authority Revenue, Hamot Medical Center Project, RB, ETM, 6.9%, 1/1/2005	670,000	706,662
Hazleton, Pennsylvania, Health Services, Authority Hospital, RB, Prerefunded @ 102, 8.375%, 7/1/2012 (e)	1,925,000	1,983,308
Langhorne Manor Borough, Pennsylvania, Higher Education & Health Revenue Authority, Woods Schools, Partially Prerefunded: $600,000 to 11/15/02 @ 100, 6.6%, 11/15/2010 (e)	205,000	205,777
McKean County, Pennsylvania, Hospital & Healthcare Revenue, Hospital Authority Bradford Hospital, RB, ACA, 6.1%, 10/1/2020	2,500,000	2,569,425
Mifflin County, Pennsylvania, Hospital Authority, RB, RADIAN, 5.2%, 7/1/2003	350,000	357,417
Monroe County, Pennsylvania, Hospital Authority Revenue, RB, ETM, 6.625%, 11/15/2004	60,000	62,910
Montgomery County, Pennsylvania, Higher Education Authority, Waverly Heights Project, RB, 5.0%, 1/1/2003	150,000	150,095
Montgomery County, Pennsylvania, Industrial Development Authority, ECRI Project, RB, 6.4%, 6/1/2003	130,000	133,298
North Allegheny, Pennsylvania, Joint School Authority, RB, Prerefunded @ 100, 6.25%, 6/1/2008 (e)	710,000	727,864
Pennsylvania Economic Development Financing Revenue Authority, Dr. Gertrude A. Barber Center Inc., RB, 6.15%, 12/1/2020	1,000,000	1,000,990
Pennsylvania Finance Authority, Municipal Capital Imports Program, RB, Investment Agreement, 6.6%, 11/1/2009	1,825,000	1,936,124
Pennsylvania Higher Educational Facilities Authority, College & University Revenue, University of The Arts, RB, RADIAN: 5.2%, 3/15/2010	245,000	246,134
5.25%, 3/15/2011	265,000	266,158
5.3%, 3/15/2012	265,000	266,060
Pennsylvania Higher Educational Facilities Authority, Health Services Revenue, RB, 5.0%, 11/15/2006	490,000	524,697
Pennsylvania Higher Educational Facilities Authority, LaSalle College, RB, ETM, 9.5%, 5/1/2003	55,000	57,109
Pennsylvania Housing Finance Agency, Single Family Mortgage, RB, Series 65A, AMT, 4.8%, 10/1/2022	315,000	318,506
Pennsylvania Housing Finance Authority, Rental Housing, RB, FNMA/FHA, 5.45%, 7/1/2006	2,000,000	2,068,520
Pennsylvania, Highway, GO: 4.5%, 2/1/2003	185,000	185,903
4.5%, 10/1/2003	220,000	221,067
Philadelphia, Pennsylvania, Hospital and Higher Educational Facilities Authority, Frankford Hospital, RB, Series A, ETM, 6.0%, 6/1/2023	90,000	92,376
Philadelphia, Pennsylvania, Redevelopment Authority, Multi-Family Housing Revenue, Schuylkill Apartments Project, RB, AMT, 5.1%, 12/1/2003	1,000,000	1,002,210
Philadelphia, Pennsylvania, Municipal Revenue Authority, RB, Series D, 6.0%, 7/15/2003	980,000	1,004,823
Pittsburgh, Pennsylvania, Urban Redevelopment Authority, Hazlewood Project, RB, MBIA/FHA, 5.4%, 1/1/2022	60,000	60,118
Pittsburgh, Pennsylvania, Water & Sewer Authority, RB, ETM, FGIC, 7.625%, 9/1/2004	275,000	295,218
Sayre Boro, Pennsylvania, Hospital Authority, RB, AMBAC, ETM, 6.9%, 11/1/2002	75,000	75,000
Southeastern Pennsylvania, Transportation Authority, PA Lease Revenue, RB, 5.75%, 12/1/2004	35,000	35,108
St. Mary Hospital Authority, Langhorne, Pennsylvania Hospital Revenue, Franciscan Health, RB, Series A, BIGI, 7.0%, 6/15/2015	1,770,000	1,797,789
Washington County, Pennsylvania, Hospital Revenue Authority, Canonsburg General Hospital Project, RB, Prerefunded @ 102, 7.35%, 6/1/2013 (e)	1,545,000	1,606,754
Wayne Pike, Pennsylvania, Joint School Authority, RB, MBIA, ETM, 6.0%, 12/1/2007	665,000	716,172
Wilkes-Barre, Pennsylvania, General Municipal Authority, Misericordia College, RB, Series B, 7.75%, 12/1/2012	855,000	873,998
York, Pennsylvania, Housing Redevelopment Mortgage Corp., RB, Series A, 6.875%, 11/1/2009	900,000	911,925
		34,111,174
Rhode Island 0.3%
Rhode Island Industrial Facilities Corp., Industrial Development Revenue, Building Authority Program, AKL Project, RB, AMT: 4.7%, 4/1/2005	175,000	180,938
4.8%, 4/1/2006	190,000	196,756
4.9%, 4/1/2007	185,000	192,084
5.0%, 4/1/2008	160,000	166,374
5.1%, 4/1/2009	210,000	218,251
5.2%, 4/1/2010	225,000	233,822
		1,188,225
South Carolina 1.1%
Fairfield County, South Carolina, Pollution Control Revenue, South Carolina Electric & Gas Co., RB, 6.5%, 9/1/2014	50,000	51,670
South Carolina Housing Finance & Development Authority, Multi-Family Housing, Bryton Point Apartments Project, RB, Mandatory Put @ 100, FNMA, 5.7%, 6/1/2005 (c)	1,700,000	1,758,803
South Carolina Housing Finance & Development Authority, Multi-Family Housing, Hunting Ridge Apartments, RB, 6.75%, 6/1/2025	265,000	273,199
South Carolina, Electric Revenue, Public Services Authority, Series A, RB, MBIA, 6.25%, 1/1/2022	1,500,000	1,662,825
South Carolina, Medical University Harborview Office, COP, 7.375%, 1/1/2004	270,000	277,352
		4,023,849
South Dakota 0.4%
South Dakota, Health & Educational Facilities Authority, Rapid City Regional Hospital Project, RB, ETM, 7.75%, 9/1/2007	135,000	155,097
South Dakota, Higher Education Revenue, University Housing and Auxillary Facilities, Series A, RB, MBIA, 5.4%, 4/1/2014	750,000	782,078
South Dakota, Public Housing Revenue, Housing Development Authority, Series B, RB, 5.249%, 5/1/2017	435,000	448,037
		1,385,212
Tennessee 1.1%
Bristol, Tennessee, Health & Educational Facilities, RB, ETM, 6.9%, 1/1/2007	225,000	246,415
Shelby County, Tennessee, Health Educational & Housing Facilities Board Revenue, Arbors of Germantown Project, RB, Mandatory Put @ 100, 4.75%, 7/1/2004 (c)	3,505,000	3,582,040
Shelby County, Tennessee, Multi-Family Housing, Windsor Apartments, RB, Series A, RADIAN, 6.5%, 10/1/2007	100,000	100,000
		3,928,455
Texas 6.3%
Abilene, Texas, Waterworks and Sewer System, CTFS Obligation, GO: 4.5%, 2/15/2008	1,250,000	1,250,950
4.6%, 2/15/2009	1,100,000	1,100,671
Austin, Texas, Sports, Expo & Entertainment Revenue, Convention Enterprises Inc., Series B, RB, 5.75%, 1/1/2016	5,500,000	5,910,685
Collin County, Texas, Community College, RB, AMBAC, 5.15%, 2/1/2007	25,000	25,193
Harris County, Texas, Health Facilities Development Corp., Memorial Hospital System Project, RB, 7.125%, 6/1/2015	400,000	433,160
Harris County, Texas, Hospital & Healthcare Revenue, RB, AMBAC, 7.4%, 2/15/2010	1,165,000	1,369,551
Harris County, Texas, Housing Finance Corp., Single Family Mortgage Revenue, RB, Series A, 7.75%, 9/1/2014 (g)	290,000	290,038
Harris County, Texas, Toll Road, RB, AMBAC, 5.3%, 8/15/2013	1,230,000	1,317,244
Houston, Housing Finance Corp., Texas, Series A-1, RB, 8.0%, 6/1/2014	90,000	92,025
Houston, Texas, Sewer Systems, RB, ETM, 5.4%, 10/1/2004	220,000	230,148
Lewisville, Texas, Core City GO, Combination Contract, ACA, 4.75%, 9/1/2012	2,255,000	2,260,141
Panhandle-Plains, Texas, Higher Education Authority, Student Loan Revenue, RB, AMT, 5.55%, 3/1/2005	345,000	351,269
Port Arthur, Texas Housing Finance Corp. Mortgage Revenue, FHA UDAG Projects, RB, Series A, FHA, 6.4%, 1/1/2028	820,000	854,596
Southeast, Texas, Housing Finance Corp., Capital Appreciation, RB, Prerefunded @ 36.127, Series B, 0.0%, 12/1/2016 (b) (e)	1,100,000	396,814
Texas Department Housing & Community Affairs, Multi-Family Housing, Meadow Ridge Apartments Project, RB, AMT, FNMA, 5.05%, 8/1/2008	850,000	866,065
Texas Gulf Coast Waste Disposal Authority , Atlantic Richfield Co. Project, RB, Prerefunded @ 100, 6.5%, 2/1/2006 (e)	335,000	345,502
Texas Public Finance Authority Building Revenue, Texas State Technical College, RB, MBIA, 6.1%, 8/1/2004	525,000	550,940
Texas Sabine River Authority, RB, Series A, 6.875%, 9/1/2008	500,000	508,715
Texas Affordable Housing Corp., Multi-Family Housing Revenue, American Opportunity Housing Portfolio, RB, MBIA, 4.05%, 9/1/2007	3,800,000	3,935,356
Texas Water Resident Finance Authority Revenue Refunding, RB, AMBAC, 4.6%, 8/15/2008	105,000	108,668
Travis County, Texas, Housing Finance Corp., Multi-Family Housing Revenue, Broadmoor Apartments Project, RB, AMT, FSA, 5.7%, 6/1/2006	725,000	763,265
		22,960,996
Utah 0.5%
Intermountain Power Agency, Utah, Power Supply Revenue, RB, Series A, ETM, MBIA, 6.15%, 7/1/2014	250,000	283,685
Ogden City, Utah, Housing Finance Corp., Section 8 Assisted Project, RB, Series A, FNMA, 5.5%, 7/1/2005	150,000	151,575
Utah, Single Family Housing Revenue, Series D-2, RB, 5.0%, 7/1/2018	1,500,000	1,511,340
		1,946,600
Virginia 0.7%
Suffolk, Virginia, Redevelopment and Housing Authority, Multi-Family Housing Revenue, Brooke Ridge LLC, RB, ACA, 5.25%, 10/1/2018	1,640,000	1,662,074
Virginia Housing Development Authority, Multi-Family Mortgage, RB, Series A, 6.125%, 11/1/2009	45,000	45,000
Virginia Public School Authority, RB, 6.25%, 1/1/2004	500,000	516,400
Virginia Water & Sewer Systems Revenue, RB, Series B, 8.7%, 11/1/2011	275,000	276,551
		2,500,025
Washington 2.4%
Washington Housing Finance Authority, Nonprofit Housing Revenue, Taxable RB, Series B, ACA, 6.5%, 7/1/2008 (g)	1,260,000	1,371,245
Washington Housing Finance Communication, Multi-Family Revenue, Alderbrook Apartments Project, RB, Series A, Mandatory Put @ 100, AMT, 4.9%, 7/1/2005 (c)	3,000,000	3,046,620
Washington Housing Finance, Single Family Progam, RB, Series 4N, GNMA/FNMA, 5.55%, 12/1/2016	90,000	93,265
Washington Public Power Supply, System Nuclear Project No. 2 Revenue, Series A, RB, AMBAC, 5.6%, 7/1/2009	1,000,000	1,092,140
Washington Public Power Supply, System Nuclear Project No. 2 Revenue, RB, ETM, 6.4%, 7/1/2004	105,000	110,014
Washington, Series A, GO, 4.875%, 10/1/2015	3,250,000	3,267,973
		8,981,257
West Virginia 0.3%
West Virginia Board of Regents, RB, ETM, 6.0%, 4/1/2004	260,000	268,900
Wood County, West Virginia, Building Community, Saint Joseph's Hospital Parkersburg, RB, AMBAC, ETM, 6.625%, 1/1/2006	635,000	681,209
		950,109
Wisconsin 1.3%
Wisconsin, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Aurora Health Care Inc., RB, MBIA, 5.25%, 8/15/2017	2,125,000	2,249,036
Wisconsin, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Hospital Sisters Services Inc., RB, MBIA, 5.375%, 6/1/2018	1,000,000	1,015,230
Wisconsin, Industrial Development Revenue, Community Development Authority, Series B, RB: 6.35%, 3/1/2007 (g)	150,000	157,902
6.65%, 3/1/2008 (g)	450,000	474,615
6.8%, 3/1/2009 (g)	450,000	476,172
6.9%, 3/1/2010 (g)	450,000	474,889
7.05%, 3/1/2011 (g)	50,000	52,564
		4,900,408
Wyoming 0.0%
Wyoming Community Development Authority, Single Family Mortgage, RB, Series B, AMT, 8.0%, 6/1/2008	25,000	25,068
Total Municipal Investments (Cost $337,483,827)		341,474,111

	Shares	Value ($)

Cash Equivalents 6.1%
Provident Institutional Municipal Cash Fund	17,900,000	17,900,000
SEI Tax-Exempt Trust Money Market Fund	4,434,720	4,434,720
Total Cash Equivalents (Cost $22,334,720)		22,334,720

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $359,818,547) (a)	99.1	363,808,831
Other Assets and Liabilities, Net	0.9	3,142,039
Net Assets	100.0	366,950,870

(a) The cost for federal income tax purposes was $359,828,793. At October 31, 2002, net unrealized appreciation for all securites was $3,980,038. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess value over tax cost of $4,638,635 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $658,597.
(b) Zero Coupon Security.
(c) Mandatory Put/Tender Security. The mandatory put/tender date is shown as the maturity date on the Portfolio of Investments.
(d) Variable Rate Security. The rate reported on the Portfolio of Investments is the rate in effect as of October 31, 2002.
(e) Prerefunded Security. The prerefunded date is shown as the maturity date on the Portfolio of Investments.
(f) Optional Put Security. The optional put date is shown as the maturity date on the Portfolio of Investments.
(g) Taxable Issue.
The following abbreviations are used in portfolio descriptions:
AMT	Income from security may be subject to alternative minimum tax
CMO	Collateralized Mortgage Obligations
COP	Certificate of Participation
ETM	Escrowed to Maturity
GO	General Obligation
LOC	Letter of Credit
RB	Revenue Bond

The following organizations have provided underlying credit support for the securities as defined in the Portfolio of Investments.
ACA	American Capital Access
AMBAC	AMBAC Assurance Corp.
BIGI	Bond Investors Guaranty Insurance
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
MBIA	Municipal Bond Investors Assurance
RADIAN	RADIAN Asset Assurance Incorporated

Financial Statements

Statements of Assets and Liabilities as of October 31, 2002
Assets	Scudder Municipal Bond Fund	Scudder Short-Term Municipal Bond Fund
Investments in securities, at value[a]	$ 463,585,052	$ 363,808,831
Cash	425,367	594,999
Receivable for investments sold	1,600,238	616,821
Receivable for Fund shares sold	97,008	1,799,933
Interest receivable	7,144,487	4,494,368
Total assets	472,852,152	371,314,952
Liabilities
Accrued advisory fees	155,675	105,154
Payable for investments purchased	1,368,729	2,925,779
Dividends payable	1,783,480	1,063,933
Payable for Fund shares redeemed	656,062	215,636
Other accrued expenses and payables	172,952	168,697
Total liabilities	4,136,898	4,479,199
Net assets, at value	$ 468,715,254	$ 366,835,753
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(35,999)	(117,880)
Net unrealized appreciation (depreciation) on investments	13,411,344	3,990,284
Accumulated net realized gain (loss)	(8,660,177)	(2,003,850)
Paid-in capital	464,000,086	364,967,199
Net assets, at value	$ 468,715,254	$ 366,835,753

a Cost of $450,173,708 for Municipal Bond Fund and $359,818,547 for Short-Term Municipal Bond Fund.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of October 31, 2002 (continued)
Net Asset Value	Scudder Municipal Bond Fund	Scudder Short-Term Municipal Bond Fund
Institutional Class Net assets applicable to shares outstanding	$ 454,285,503	$ 317,338,133
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	40,563,234	30,685,730
Net Asset Value, offering and redemption price per share	$ 11.20	$ 10.34
Investment Class Net assets applicable to shares outstanding	$ 14,429,751	$ 49,497,620
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	1,288,226	4,790,726
Net Asset Value, offering and redemption price per share	$ 11.20	$ 10.33

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended October 31, 2002
Investment Income	Scudder Municipal Bond Fund	Scudder Short-Term Municipal Bond Fund
Income: Interest	$ 23,747,361	$ 10,579,662
Expenses: Advisory fees	1,795,345	952,361
Administration fees	538,605	285,709
Custodian fees	160,244	93,363
Shareholder servicing fee	36,412	56,064
Auditing	24,822	25,305
Legal	26,206	11,393
Directors' fees and expenses	17,072	16,928
Reports to shareholders	26,319	20,532
Registration fees	30,089	30,051
Other	4,237	13,894
Total expenses, before expense reductions	2,659,351	1,505,600
Expense reductions	(156,118)	(139,320)
Total expenses, after expense reductions	2,503,233	1,366,280
Net investment income	21,244,128	9,213,382
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	482,210	(508,313)
Net unrealized appreciation (depreciation) during the period on investments	182,534	961,612
Net gain (loss) on investment transactions	664,744	453,299
Net increase (decrease) in net assets resulting from operations	$ 21,908,872	$ 9,666,681

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Scudder Municipal Bond Fund
Increase (Decrease) in Net Assets	Years Ended October 31,
	2002	2001
Operations: Net investment income	$ 21,244,128	$ 25,272,875
Net realized gain (loss) on investment transactions	482,210	2,813,549
Net unrealized appreciation (depreciation) on investment transactions during the period	182,534	17,821,478
Net increase (decrease) in net assets resulting from operations	21,908,872	45,907,902
Distributions to shareholders from: Net investment income: Institutional Class	(20,589,257)	(24,692,324)
Investment Class	(654,869)	(580,559)
Fund share transactions: Proceeds from shares sold	160,527,903	153,481,300
Reinvestment of distributions	18,499,847	21,775,792
Cost of shares redeemed	(166,646,056)	(267,475,568)
Net increase (decrease) in net assets from Fund share transactions	12,381,694	(92,218,476)
Increase (decrease) in net assets	13,046,440	(71,583,457)
Net assets at beginning of period	455,668,814	527,252,271
Net assets at end of period (including accumulated distributions in excess of net investment income of $35,999 and $36,001, respectively)	$ 468,715,254	$ 455,668,814

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Scudder Short-Term Municipal Bond Fund
Increase (Decrease) in Net Assets	Years Ended October 31,
	2002	2001
Operations: Net investment income	$ 9,213,382	$ 7,616,630
Net realized gain (loss) on investment transactions	(508,313)	197,458
Net unrealized appreciation (depreciation) on investment transactions during the period	961,612	3,247,685
Net increase (decrease) in net assets resulting from operations	9,666,681	11,061,773
Distributions to shareholders from: Net investment income: Institutional Class	(8,521,613)	(7,521,005)
Investment Class	(806,420)	(95,545)
Fund share transactions: Proceeds from shares sold	338,672,543	117,149,860
Reinvestment of distributions	7,516,607	6,716,360
Cost of shares redeemed	(140,530,288)	(159,022,211)
Net increase (decrease) in net assets from Fund share transactions	205,658,862	(35,155,991)
Increase (decrease) in net assets	205,997,510	(31,710,768)
Net assets at beginning of period	160,838,243	192,549,011
Net assets at end of period (including accumulated distributions in excess of net investment income of $117,880 and $3,229, respectively)	$ 366,835,753	$ 160,838,243

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder Municipal Bond Fund

Institutional Class
Years Ended October 31,	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 11.18	$ 10.77	$ 10.66	$ 11.30	$ 11.12
Income (loss) from investment operations:
Net investment income	.53	.53	.56	.51	.53
Net realized and unrealized gain (loss) on investment transactions	.02	.41	.11	(.59)	.18
Total from investment operations	.55	.94	.67	(.08)	.71
Less distributions from: Net investment income	(.53)	(.53)	(.56)	(.51)	(.53)
Net realized gains on investment transactions	-	-	-	(.05)	-
Total distributions	(.53)	(.53)	(.56)	(.56)	(.53)
Net asset value, end of period	$ 11.20	$ 11.18	$ 10.77	$ 10.66	$ 11.30
Total Return (%)[a]	5.04	8.90	6.45	(.78)	6.58
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	454	442	515	623	571
Ratio of expenses before expense reductions (includes interest expense paid by the Fund) (%)	.58	.57	.59	.58	.58
Ratio of expenses after expense reductions (includes interest expense paid by the Fund) (%)	.55	.55	.55	-	-
Ratio of expenses after expense reductions (excludes interest expense paid by the Fund) (%)	.55	.55	.55	.55	.54
Ratio of net investment income (loss) (%)	4.76	4.80	5.25	4.62	4.71
Portfolio turnover rate (%)	17	27	29	27	42
[a] Total return would have been lower had certain expenses not been reduced.

Scudder Municipal Bond Fund

Investment Class
Years Ended October 31,	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 11.18	$ 10.77	$ 10.66	$ 11.30	$ 11.11
Income (loss) from investment operations:
Net investment income	.50	.50	.53	.49	.50
Net realized and unrealized gain (loss) on investment transactions	.02	.41	.11	(.59)	.19
Total from investment operations	.52	.91	.64	(.10)	.69
Less distributions from: Net investment income	(.50)	(.50)	(.53)	(.49)	(.50)
Net realized gains on investment transactions	-	-	-	(.05)	-
Total distributions	(.50)	(.50)	(.53)	(.54)	(.50)
Net asset value, end of period	$ 11.20	$ 11.18	$ 10.77	$ 10.66	$ 11.30
Total Return (%)[a]	4.77	8.63	6.21	(1.01)	6.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	13	12	7	5
Ratio of expenses before expense reductions (includes interest expense paid by the Fund) (%)	.83	.82	.83	.82	.85
Ratio of expenses after expense reductions (includes interest expense paid by the Fund) (%)	.79	.80	.80	-	-
Ratio of expenses after expense reductions (excludes interest expense paid by the Fund) (%)	.79	.80	.80	.80	.79
Ratio of net investment income (loss) (%)	4.52	4.55	5.01	4.33	4.41
Portfolio turnover rate (%)	17	27	29	27	42
[a] Total return would have been lower had certain expenses not been reduced.

Scudder Short-Term Municipal Bond Fund

Institutional Class
Years Ended October 31,	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 10.33	$ 10.16	$ 10.11	$ 10.37	$ 10.28
Income (loss) from investment operations:
Net investment income	.41	.47	.50	.40	.46
Net realized and unrealized gain (loss) on investment transactions	.01	.17	.05	(.26)	.09
Total from investment operations	.42	.64	.55	.14	.55
Less distributions from: Net investment income	(.41)	(.47)	(.50)	(.40)	(.46)
Net asset value, end of period	$ 10.34	$ 10.33	$ 10.16	$ 10.11	$ 10.37
Total Return (%)[a]	4.29	6.40	5.52	1.33	5.51
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	317	155	192	107	54
Ratio of expenses before expense reductions (includes interest expense paid by the Fund) (%)	.60	.62	.71	.80	.82
Ratio of expenses after expense reductions (includes interest expense paid by the Fund) (%)	.55	.55	.55	-	-
Ratio of expenses after expense reductions (excludes interest expense paid by the Fund) (%)	.55	.55	.55	.55	.55
Ratio of net investment income (loss) (%)	3.88	4.60	5.26	3.92	4.46
Portfolio turnover rate (%)	34	63	52	64	28
[a] Total returns would have been lower had certain expenses not been reduced.

Scudder Short-Term Municipal Bond Fund

Investment Class
Years Ended October 31,	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 10.32	$ 10.16	$ 10.11	$ 10.37	$ 10.28
Income (loss) from investment operations:
Net investment income	.39	.44	.47	.37	.39
Net realized and unrealized gain (loss) on investment transactions	.01	.16	.05	(.26)	.09
Total from investment operations	.40	.60	.52	.11	.48
Less distributions from: Net investment income	(.39)	(.44)	(.47)	(.37)	(.39)
Net asset value, end of period	$ 10.33	$ 10.32	$ 10.16	$ 10.11	$ 10.37
Total Return (%)[a]	3.93	6.03	5.24	1.08	4.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	50	6.19		.27	.44
Ratio of expenses before expense reductions (includes interest expense paid by the Fund) (%)	.85	.87	.96	1.00	1.02
Ratio of expenses after expense reductions (includes interest expense paid by the Fund) (%)	.80	.80	.80	-	-
Ratio of expenses after expense reductions (excludes interest expense paid by the Fund) (%)	.80	.80	.80	.80	.80
Ratio of net investment income (loss) (%)	3.59	3.95	4.78	3.91	4.20
Portfolio turnover rate (%)	34	63	52	64	26
[a] Total returns would have been lower had certain expenses not been reduced.

Notes to Financial Statements

A. Significant Accounting Policies

Municipal Bond Fund and Short-Term Municipal Bond Fund ("Scudder Municipal Bond Fund" and "Scudder Short-Term Municipal Bond Fund" or the "Funds"), are each a diversified series of Morgan Grenfell Investment Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company organized as a business trust under the laws of the state of Delaware.

The Funds offer two classes of shares to investors: Institutional Class and Investment Class. Institutional Class shares are offered to a limited group of investors and have lower ongoing expenses than the Investment Class.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Funds. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At October 31, 2002, Scudder Municipal Bond Fund had net tax basis capital loss carryforward of approximately $8,659,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2008, the expiration date, whichever occurs first.

At October 31, 2002, Scudder Short-Term Municipal Bond Fund had net tax basis loss carryforward of approximately $1,994,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2008 ($1,488,000), and October 31, 2010 ($506,000), the respective expiration dates, or whichever occurs first.

Distribution of Income and Gains. All of the net investment income is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At October 31, 2002, each Fund's components of distributable earnings on a tax-basis are as follows:

	Municipal Bond Fund	Short-Term Municipal Bond Fund
Undistributed tax-exempt income*	$ 1,748,410	$ 946,476
Undistributed net long-term capital gains	$ -	$ -
Capital loss carryforwards	$ (8,659,000)	$ (1,994,000)
Unrealized appreciation (depreciation) on investments	$ 13,409,941	$ 3,980,038

In addition, during the year ended October 31, 2002, the tax character of distributions paid to shareholders by each Fund is summarized as follows:

	Municipal Bond Fund	Short-Term Municipal Bond Fund
Distributions from tax-exempt income*	$ 21,079,372	$ 9,223,176

* For tax purposes short-term capital gains distributions are considered ordinary taxable income distributions.

Cash. Cash includes deposits held at each Fund's custodian in a variable rate account at the applicable interest rate.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the year ended October 31, 2002, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Purchases	Sales
Municipal Bond Fund	$ 82,350,143	$ 72,893,162
Short-Term Municipal Bond Fund	$ 261,743,290	$ 76,246,543

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor and Administrator for each Fund.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund. The advisory fees payable under the Investment Advisory Agreement is equal to an annual rate of 0.40% of each Fund's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. For its services as Administrator, DeAM, Inc. receives a fee (the "Administration Fee") of 0.12% of the average daily net assets of each Fund, computed and accrued daily and payable monthly. For the year ended October 31, 2002, the Administration Fee was as follows:

Administration Fee	Total Aggregated	Unpaid at October 31, 2002
Municipal Bond Fund	$ 538,605	$ 47,507
Short-Term Municipal Bond Fund	$ 285,709	$ 36,705

For the year ended October 31, 2002, the Advisor and Administrator contractually agreed to waive its fees and reimburse expenses of each Fund to the extent necessary to maintain the annualized expenses of each Fund as follows:

	Municipal Bond Fund	Short-Term Municipal Bond Fund
Institutional Class	0.55%	0.55%
Investment Class	0.79%	0.80%

Under theses agreements, the Advisor waived and absorbed $156,118 and $139,320 of expenses of the Municipal Bond Fund and Short-Term Municipal Bond Fund, respectively.

Distribution Agreement. Scudder Distributions, Inc. ("SDI") is each Fund's Distributor. Prior to August 19, 2002, ICC Distributors, Inc. was each Fund's Distributor. SDI provides information and administrative services ("Shareholder Servicing Fee") to Investment Class shareholders at an annual rate of up to 0.25% of the average daily net assets at each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended October 31, 2002, the Shareholder Servicing Fee was as follows:

Shareholder Servicing Fee	Total Aggregated	Unpaid at October 31, 2002	Effective Rate
Municipal Bond Fund - Investment Class	$ 36,412	$ 31,125	0.25%
Short-Term Municipal Bond Fund - Investment Class	$ 56,064	$ 50,569	0.25%

Trustees' Fees and Expenses. The Funds pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Share Transactions

Scudder Municipal Bond Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended October 31, 2002		Year Ended October 31, 2001
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Class	13,268,639	$ 147,747,024	13,214,296	$ 145,614,997
Investment Class	1,150,972	12,780,879	711,188	7,866,303
		$ 160,527,903		$ 153,481,300
Shares issued to shareholders in reinvestment of distributions
Institutional Class	1,609,697	$ 17,882,817	1,926,426	$ 21,215,228
Investment Class	55,526	617,030	50,881	560,564
		$ 18,499,847		$ 21,775,792
Shares redeemed
Institutional Class	(13,890,651)	$ (154,431,053)	(23,374,859)	$ (259,285,295)
Investment Class	(1,099,615)	(12,215,003)	(738,407)	(8,190,273)
		$ (166,646,056)		$ (267,475,568)
Net increase (decrease)
Institutional Class	987,685	$ 11,198,788	(8,234,137)	$ (92,455,070)
Investment Class	106,883	1,182,906	23,662	236,594
		$ 12,381,694		$ (92,218,476)

Scudder Short-Term Municipal Bond Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended October 31, 2002		Year Ended October 31, 2001
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Class	26,851,819	$ 277,034,107	10,478,429	$ 107,307,426
Investment Class	5,972,981	61,638,436	958,722	9,842,434
		$ 338,672,543		$ 117,149,860
Shares issued to shareholders in reinvestment of distributions
Institutional Class	718,970	$ 7,412,454	653,475	$ 6,700,635
Investment Class	10,082	104,153	1,531	15,725
		$ 7,516,607		$ 6,716,360
Shares redeemed
Institutional Class	(11,851,002)	$ (122,061,361)	(15,093,149)	$ (155,128,412)
Investment Class	(1,791,111)	(18,468,927)	(380,423)	(3,893,799)
		$ (140,530,288)		$ (159,022,211)
Net increase (decrease)
Institutional Class	15,719,787	$ 162,385,200	(3,961,245)	$ (41,120,351)
Investment Class	4,191,952	43,273,662	579,830	5,964,360
		$ 205,658,862		$ (35,155,991)

E. Line of Credit

Each Fund participates with other affiliated entities in an unsecured revolving credit facility with Bank of Nova Scotia in the amount of $50,000,000. A commitment fee is apportioned among the participants based on their relative net assets. Neither fund borrowed during the year ended October 31, 2002.

Report of Independent Accountants

To the Trustees of Morgan Grenfell Investment Trust and Shareholders of Municipal Bond Fund and Short-Term Municipal Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Bond Fund and Short-Term Municipal Bond Fund (two of the Funds comprising Morgan Grenfell Investment Trust, hereafter referred to as the "Funds") at October 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as `financial statements') are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP Boston, Massachusetts December 20, 2002

Tax Information (Unaudited)

Of the dividends paid from net investment income for the Scudder Municipal Bond Fund, for the taxable year ended October 31, 2002, 100% are designated as exempt interest dividends for federal income tax purposes. Of the dividends paid from net investment income for the Scudder Short-Term Municipal Bond Fund, for the taxable year ended October 31, 2002, 98.9% are designated as exempt interest dividends for federal income tax purposes.

Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Shareholder Meeting Results

Scudder Municipal Bond Fund

A Special Meeting of Shareholders of Scudder Municipal Bond Fund a ("DeAM, Inc. fund"), a series of Morgan Grenfell Investment Trust (the "Trust"), was held on July 30, 2002. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To elect eleven Trustees of the Trust to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal, whose terms will be effective on the date of the Special Meeting or, in the event of an adjournment or adjournments of the Special Meeting, such later date as shareholder approval is obtained.

	Number of Votes:
	For	Withheld
Richard R. Burt	185,348,354	671,426
S. Leland Dill	185,348,354	671,426
Martin J. Gruber	185,350,142	669,638
Richard T. Hale	185,328,936	690,844
Joseph R. Hardiman	185,348,354	671,426
Richard J. Herring	185,350,142	669,638
Graham E. Jones	185,350,142	669,638
Rebecca W. Rimel	185,350,142	669,638
Philip Saunders, Jr.	185,350,040	669,740
William N. Searcy	185,328,834	690,946
Robert H. Wadsworth	185,350,040	669,740

2. To approve new investment advisory agreements (each a "New DeAM Advisory Agreement" and collectively, the "New DeAM Advisory Agreements") between each DeAM, Inc. fund and Deutsche Asset Management, Inc. ("DeAM, Inc.").

Affirmative	Against	Abstain
31,999,837	273,435	277,809

Scudder Short-Term Municipal Bond Fund

A Special Meeting of Shareholders of Scudder Short-Term Municipal Bond Fund ("a DeAM, Inc. fund"), a series of Morgan Grenfell Investment Trust (the "Trust"), was held on July 30, 2002. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To elect eleven Trustees of the Trust to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal, whose terms will be effective on the date of the Special Meeting or, in the event of an adjournment or adjournments of the Special Meeting, such later date as shareholder approval is obtained.

	Number of Votes:
	For	Withheld
Richard R. Burt	185,348,354	671,426
S. Leland Dill	185,348,354	671,426
Martin J. Gruber	185,350,142	669,638
Richard T. Hale	185,328,936	690,844
Joseph R. Hardiman	185,348,354	671,426
Richard J. Herring	185,350,142	669,638
Graham E. Jones	185,350,142	669,638
Rebecca W. Rimel	185,350,142	669,638
Philip Saunders, Jr.	185,350,040	669,740
William N. Searcy	185,328,834	690,946
Robert H. Wadsworth	185,350,040	669,740

2. To approve new investment advisory agreements (each a "New DeAM Advisory Agreement" and collectively, the "New DeAM Advisory Agreements") between each DeAM, Inc. fund and Deutsche Asset Management, Inc. ("DeAM, Inc.").

Affirmative	Against	Abstain
16,066,005	130,496	13,222

Trustees and Officers

Non-Interested Trustees
Name, Date of Birth, Position with the Funds and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard R. Burt 2/3/47 Trustee since 2002	Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation[3] (April 1996 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001).
		67
S. Leland Dill 3/28/30 Trustee since 2002	Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix Euclid Market Neutral Funds (since May 1998) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (June 1989-May 1992), Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986).	65
Martin J. Gruber 7/15/37 Trustee since 2002	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, CREF (since 2000); Director, S.G. Cowen Mutual Funds (1985-2001), Japan Equity Fund, Inc. (since 1992), Thai Capital Fund, Inc. (since 2000) and Singapore Fund, Inc. (since 2000) (registered investment companies).	66
Joseph R. Hardiman 5/27/37 Trustee since 2002	Private Equity Investor (1997 to present); Director, Soundview Technology Group Inc. (investment banking) (July 1998 to present), Corvis Corporation[3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Circon Corp.[3] (medical instruments) (November 1998-January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976-1985).
		65
Richard J. Herring 2/18/46 Trustee since 2002	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since 1972); Director, Lauder Institute of International Management Studies (since 2000); Co-Director, Wharton Financial Institutions Center (since 2000) and Vice Dean and Director, Wharton Undergraduate Division (1995-2000).	65
Graham E. Jones 1/31/33 Trustee since 1993	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	65
Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present). Formerly, Executive Director, The Pew Charitable Trusts (1988-1994); Director, ISI Family of Funds (registered investment companies) (1997-1999) and Director and Executive Vice President, The Glenmede Trust Company (investment trust and wealth management (1994-2002).	65
Philip Saunders, Jr. 10/11/35 Trustee since 2002	Principal, Philip Saunders Associates (Economic and Financial Consulting) (since 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting)(1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	65
William N. Searcy 9/03/46 Trustee since 1993	Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (since 1989); Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	65
Robert H. Wadsworth 1/29/40 Trustee since 2002	President, Robert H. Wadsworth Associates, Inc. (consulting firm) (1982 to present). Formerly, President and Trustee, Trust for Investment Managers (registered investment company) (1999-2002); President, Investment Company Administration, L.L.C. (1992*-July 2001); President, Treasurer and Director, First Fund Distributors, Inc. (1990-January 2002); Vice President, Professionally Managed Portfolios (1999-2002) and Advisors Series Trust (1997-2002) (registered investment companies); President, Guinness Flight Investment Funds, Inc. (registered investment company) (1994-1998).
* Inception date of the corporation which was the predecessor to the L.L.C.
		68

Interested Trustee
Name, Date of Birth, Position with the Funds and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard T. Hale[4] 7/17/45 Chairman and Trustee since 2002	Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); President, DB Hedge Strategies Fund LLC (June 2002 to present), Montgomery Street Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment company; 4 funds overseen) (1992-1999).
200

Officers
Name, Date of Birth, Position with the Funds and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
William F. Glavin, Jr.[5] 8/30/58 President since 2002	Managing Director of Deutsche Asset Management, Inc., Vice President and Director of Scudder Distributors, Inc., Trustee, Crossroads for Kids, Inc. (serves at risk children).
David W. Baldt[6] 7/4/49 Vice President since 1995	Managing Director of Active Fixed Income, Deutsche Asset Management, Inc. (1989-present).
Kenneth Murphy[5] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (2000-present). Formerly, Director, John Hancock Signature Services (1992-2001); Senior Manager, Prudential Mutual Fund Services (1987-1992).
Charles A. Rizzo[5] 8/5/57 Treasurer since 2002	Director, Deutsche Asset Management (April 2000 to present); Certified Public Accountant; Certified Management Accountant. Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

Daniel O. Hirsch 3/27/54 Secretary since 1999	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset Management (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).

Bruce A. Rosenblum 9/14/60 Assistant Secretary since 2002	Director, Deutsche Asset Management (2002-present). Formerly, Vice President, Deutsche Asset Management (2000-2002); Partner, Freedman, Levy, Kroll & Simonds (1997-1999).
Amy M. Olmert 5/14/63 Assistant Secretary since 2002	Director, Deutsche Asset Management (1999-present); Certified Public Accountant. Formerly, Vice President, BT Alex. Brown Incorporate (now Deutsche Bank Securities Inc.) (1997-1999); Senior Manager and other positions, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1988-1997).

1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Morgan Grenfell Investment Trust of which these funds are a series.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 Mr. Hale is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of the Advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.
5 Address: Two International Place, Boston, MA 02110.
6 Address: 150 S. Independence Square West, Philadelphia, PA 19106.

The Fund's Statement of Additional Information includes additional information about the Fund's directors. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

Investment Products and Services

Scudder Funds
Growth Funds
Scudder 21st Century Growth Fund
Scudder Aggressive Growth Fund
Scudder Blue Chip Fund
Scudder Capital Growth Fund
Scudder Dynamic Growth Fund
Scudder Flag Investors
Communications Fund*
Scudder Global Biotechnology Fund*
Scudder Growth Fund
Scudder Health Care Fund
Scudder Large Company Growth Fund
Scudder Micro Cap Fund*
Scudder Mid Cap Fund*
Scudder Small Cap Fund*
Scudder Technology Fund
Scudder Technology Innovation Fund
Scudder Top 50 US Fund*
Value Funds
Scudder Contrarian Fund
Scudder-Dreman Financial Services Fund
Scudder-Dreman High Return Equity Fund
Scudder-Dreman Small Cap Value Fund
Scudder Flag Investors
Equity Partners Fund*
Scudder Gold & Precious Metals Fund
Scudder Growth and Income Fund
Scudder Large Company Value Fund
Scudder-RREEF Real Estate Securities Fund
Scudder Small Company Stock Fund
Scudder Small Company Value Fund
Multicategory/Asset Allocation Funds
Scudder Asset Management Fund*
Scudder Flag Investors Value Builder Fund*
Scudder Focus Value+Growth Fund
Scudder Lifecycle Mid Range Fund*
Scudder Lifecycle Long Range Fund*
Scudder Lifecycle Short Range Fund*
Scudder Pathway Conservative Portfolio
Scudder Pathway Growth Portfolio
Scudder Pathway Moderate Portfolio
Scudder Target 2012 Fund
Scudder Total Return Fund
International/Global Funds
Scudder Emerging Markets Growth Fund
Scudder Emerging Markets Income Fund
Scudder European Equity Fund*
Scudder Global Fund
Scudder Global Bond Fund
Scudder Global Discovery Fund
Scudder Greater Europe Growth Fund
Scudder International Fund
Scudder International Equity Fund*
Scudder International Select Equity Fund*
Scudder Japanese Equity Fund*
Scudder Latin America Fund
Scudder New Europe Fund
Scudder Pacific Opportunities Fund
Income Funds
Scudder Cash Reserves Fund
Scudder Fixed Income Fund*
Scudder High Income Plus Fund*,**
Scudder High Income Fund***
Scudder High Income
Opportunity Fund****
Scudder Income Fund
Scudder PreservationPlus Fund*
Scudder PreservationPlus Income Fund*
Scudder Short-Term Bond Fund
Scudder Short-Term Fixed Income Fund*
Scudder Strategic Income Fund
Scudder U.S. Government Securities Fund

* On August 19, 2002, these funds changed their names from Deutsche to Scudder.
** Formerly Deutsche High Yield Bond Fund
*** Formerly Scudder High Yield Fund
**** Formerly Scudder High Yield Opportunity Fund

Scudder Funds (continued)
Tax-Free Income Funds
Scudder California Tax-Free Income Fund
Scudder Florida Tax-Free Income Fund
Scudder High Yield Tax-Free Fund
Scudder Managed Municipal Bond Fund
Scudder Massachusetts Tax-Free Fund
Scudder Medium-Term Tax-Free Fund
Scudder Municipal Bond Fund*
Scudder New York Tax-Free Income Fund
Scudder Short-Term Municipal Bond Fund*
Index-Related Funds
Scudder EAFE ® Equity Index Fund*
Scudder Equity 500 Index Fund*
Scudder Quantitative Equity Fund*
Scudder S&P 500 Stock Fund
Scudder Select 500 Fund
Scudder US Bond Index Fund*

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Education IRA UGMA/UTMA IRA for Minors
Closed-End Funds
The Brazil Fund, Inc.
The Korea Fund, Inc.
Montgomery Street Income Securities, Inc.
Scudder Global High Income Fund, Inc.
Scudder New Asia Fund, Inc.
Scudder High Income Trust
Scudder Intermediate Government Trust
Scudder Multi-Market Income Trust
Scudder Municipal Income Trust
Scudder RREEF Real Estate Fund, Inc.
Scudder Strategic Income Trust
Scudder Strategic Municipal Income Trust
The Germany Fund
The New Germany Fund
The Central European Equity Fund

* On August 19, 2002, these funds changed their names from Deutsche to Scudder.

Note: Not all funds are available in all share classes. Consult your advisor for details.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

Legal Counsel

Hale and Dorr LLP

60 State Street Boston, MA 02109
Shareholder Service Agent and Transfer Agent

Investment Company Capital Corporation c/o Scudder Investments

811 Main Street Kansas City, MO 64105
Custodian

Brown Brothers Harriman & Co.

40 Water Street Boston, MA 02109
Independent Accountants

PricewaterhouseCoopers LLP

160 Federal Street Boston, MA 02110
Principal Underwriter

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1048

Notes

Notes